UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6453

Fidelity Court Street Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2003

Item 1. Reports to Stockholders

Spartan®

Florida Municipal
Income Fund

and

Fidelity®
Florida Municipal
Money Market Fund

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Florida Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Florida Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

Edward C. Johnson 3d

Annual Report

Spartan Florida Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan FL Municipal Income	6.40%	5.28%	5.81%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Florida Municipal Income Fund on November 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Spartan Florida Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Spartan® Florida Municipal Income Fund

Tax-exempt municipal bonds performed very well for the 12 months ending November 30, 2003. In that time, the Lehman Brothers® Municipal Bond Index, a measure of performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, advanced 6.65%. That surpassed similar Lehman Brothers indexes for Treasury, agency, mortgage- and asset-backed securities, a gap made even wider considering munis' tax-equivalent yield advantage. The overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained 5.18%. Much of that increase was attributable to the strength of corporate bonds, which accounted for 26% of the index and rose 9.65%, according to the Lehman Brothers Credit Bond Index. Munis surged for much of the year against a backdrop of weak economic growth, low interest rates and virtually non-existent inflation, but dropped nearly 4% in June and July when a brighter economic forecast sent interest rates higher and bond prices tumbling. Munis rebounded later thanks to strong investor demand and reassurances from the Federal Reserve Board that it would keep rates low for the immediate future.

Spartan Florida Municipal Income Fund returned 6.40% during the 12-month period, outpacing the fund's peer group as measured by the Lipper SM Florida Municipal Debt Funds Average, which returned 5.72%. The fund's benchmark - the Lehman Brothers Florida Municipal Bond Index - returned 6.62%. An emphasis on strong-performing intermediate-maturity bonds and callable premium-coupon bonds contributed to the fund's outperformance of its peers. Security selection within the health care sector also worked in the fund's favor, as investors punished hospitals that performed poorly during the period. Detracting from performance were some holdings in the senior-living component of the health care group, which suffered from a combination of competitive pressures and rising costs. Throughout the period, the fund emphasized high-quality bonds, which were deemed to offer a more attractive combination of risk and reward than lower-quality securities. Bonds issued by providers of essential services - such as water, sewer and electricity - were another area of focus for the fund, due to the stable revenues they provide amid weak economic conditions.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Florida Municipal Income Fund

Investment Changes

Top Five Sectors as of November 30, 2003

% of fund's net assets

% of fund's net assets 6 months ago

General Obligations	21.6	18.8
Special Tax	15.6	14.9
Health Care	15.1	15.7
Water & Sewer	13.0	12.7
Transportation	11.0	10.5
Average Years to Maturity as of November 30, 2003

6 months ago

Years	13.5	13.0
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of November 30, 2003

6 months ago

Years	7.4	6.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2003	As of May 31, 2003
AAA 74.6%	AAA 72.7%
AA,A 19.6%	AA,A 18.5%
BBB 4.6%	BBB 5.1%
BB and Below 0.6%	BB and Below 0.0%
Not Rated 0.7%	Not Rated 1.8%
Short-Term Investments and Net Other Assets* (0.1)%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
* Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Spartan Florida Municipal Income Fund

Investments November 30, 2003

Showing Percentage of Net Assets

Municipal Bonds - 100.1%

Principal Amount

Value (Note 1)

Florida - 97.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (f)	$ 1,735,000	$ 1,945,594
6.05% 11/15/16 (Escrowed to Maturity) (f)	6,230,000	7,361,680
Bay County Wtr. Sys. Rev. 5.7% 9/1/30 (AMBAC Insured)	10,605,000	11,636,326
Brevard County Util. Rev.:
5.25% 3/1/09 (FGIC Insured)	2,000,000	2,252,560
5.25% 3/1/10 (FGIC Insured)	2,145,000	2,424,322
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (e)	1,210,000	1,359,266
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (e)	1,505,000	1,623,474
Series J1, 5.75% 10/1/18 (AMBAC Insured) (e)	2,755,000	3,041,988
Broward County Gen. Oblig.:
Series 2001 A, 5.25% 1/1/21	3,500,000	3,710,560
Series B, 5% 1/1/10	3,055,000	3,400,857
Broward County School Board Ctfs. of Prtn. 5.25% 7/1/16 (MBIA Insured)	6,060,000	6,655,092
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,521,633
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,615,607
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,392,639
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,927,776
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,321,088
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,381,338
Collier County School Board Ctfs. of Prtn.:
(Master Lease Prog.) Series B, 5% 2/15/09 (FSA Insured)	1,470,000	1,632,611
5.375% 2/15/17 (FSA Insured)	1,500,000	1,646,520
5.375% 2/15/21 (FSA Insured)	4,000,000	4,312,160
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.):
Series A, 6% 10/1/08 (FSA Insured) (e)	6,675,000	7,624,652
Series B, 5% 10/1/11 (FSA Insured) (e)	3,300,000	3,526,446
Series B, 6.3% 10/1/05 (AMBAC Insured)	1,200,000	1,271,508
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,727,644
Series D, 5.75% 10/1/09 (AMBAC Insured) (e)	2,125,000	2,298,974
Series Y, 5.3% 10/1/05	3,460,000	3,547,538
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Florida - continued
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (e)	$ 5,000,000	$ 5,516,050
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	3,470,000	3,672,440
Daytona Beach Util. Sys. Rev. Series D:
5.25% 11/15/16 (FSA Insured)	1,200,000	1,318,920
5.25% 11/15/17 (FSA Insured)	1,825,000	1,992,882
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,744,845
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,824,446
Duval County School Board Ctfs. of Prtn. 5.625% 7/1/14 (FSA Insured)	3,010,000	3,379,598
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	1,210,000	1,285,589
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	1,500,000	1,818,735
Florida Board of Ed. Cap. Outlay:
Series 2003 J, 5% 6/1/09 (a)	3,945,000	4,400,490
Series A:
5% 6/1/10	3,650,000	4,089,314
5.5% 1/1/08	5,000,000	5,524,050
Series B, 5.375% 6/1/17	5,000,000	5,512,850
Series C, 5.75% 6/1/29 (FGIC Insured)	2,000,000	2,219,880
Series E, 5.625% 6/1/29	3,000,000	3,222,750
Series F, 5.5% 6/1/17	3,000,000	3,259,770
Florida Board of Ed. Lottery Rev.:
Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	1,000,000	1,160,890
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	6,013,330
Series A, 5.75% 7/1/10 (FGIC Insured)	4,170,000	4,852,712
Series B:
6% 7/1/14 (FGIC Insured)	3,435,000	4,040,591
6% 7/1/15 (FGIC Insured)	3,000,000	3,519,120
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	2,400,000	2,499,576
Series A, 5.125% 6/1/30	1,360,000	1,391,008
Florida Dept. of Envir. Protection Preservation Rev.:
Series A:
5.375% 7/1/17 (MBIA Insured)	6,000,000	6,666,060
5.75% 7/1/10 (FGIC Insured)	1,565,000	1,820,205
Series C, 5.25% 7/1/11 (AMBAC Insured)	5,340,000	6,033,933
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Florida - continued
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. (Dept. of Envir. Protection Proj.) Series 1997 B, 6% 7/1/10 (AMBAC Insured)	$ 1,030,000	$ 1,213,247
Florida Gen. Oblig.:
5% 7/1/10	3,800,000	4,250,604
5.375% 7/1/15 (MBIA Insured)	2,110,000	2,367,188
Florida Hsg. Fin. Agcy. (Single Family Mtg. Prog.):
Series A:
6.35% 7/1/14	550,000	565,923
6.55% 7/1/14 (e)	765,000	793,236
Series B, 6.55% 7/1/17 (e)	550,000	565,010
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (f)	3,000,000	3,857,340
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	1,350,000	1,502,915
5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,688,042
Florida Tpk. Auth. Tpk. Rev. Series B, 5% 7/1/11 (AMBAC Insured)	3,000,000	3,339,900
Florida Wtr. Poll. Cont. Fing. Corp. Rev.:
5.25% 1/15/20	1,950,000	2,088,216
5.25% 1/15/21	2,545,000	2,708,236
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	3,270,000	3,443,931
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	2,017,538
Series 1985 E:
4.375%, tender 12/1/04 (FGIC Insured) (b)	1,000,000	1,032,200
4.625%, tender 12/1/05 (FGIC Insured) (b)	1,040,000	1,104,043
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,478,175
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,618,503
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	3,088,251
3.35%, tender 9/1/05 (b)	5,000,000	5,121,100
Hillsborough County Aviation Auth. Rev. (Tampa Int'l. Arpt. Proj.) 5% 10/1/17 (MBIA Insured)	3,505,000	3,730,126
Hillsborough County Fla Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A:
5% 10/1/07	1,300,000	1,377,363
5% 10/1/08	1,000,000	1,057,620
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	4,948,450
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Florida - continued
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4.25%, tender 8/1/07 (b)(e)	$ 2,110,000	$ 2,150,027
5.1% 10/1/13	3,000,000	3,054,270
Hillsborough County Port District Spl. Refing. Rev. (Tampa Port Auth. Proj.) 6.5% 6/1/05 (FSA Insured) (e)	2,000,000	2,139,840
Hillsborough County School Board Ctfs. of Ptrn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,155,891
Hillsborough County School District Sales Tax Rev. 5.375% 10/1/16 (AMBAC Insured)	6,000,000	6,622,560
Hillsborough County Util. Rev.:
Series A, 0% 8/1/07 (Escrowed to Maturity) (f)	3,000,000	2,759,040
5.5% 8/1/11 (AMBAC Insured)	5,250,000	6,027,105
Jacksonville Ed. Commission Healthcare Rev.:
(Mayo Clinic Foundation Prog.) Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,255,424
(Mayo Clinic Foundation Proj.) Series C, 5.5% 11/15/36 (MBIA Insured)	10,000,000	10,656,600
Jacksonville Elec. Auth. Rev.:
Series 3A, 5.25% 10/1/31	3,900,000	3,943,095
Series A, 6.125% 10/1/39	8,310,000	8,869,512
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (e)	1,540,000	1,737,751
5.5% 10/1/11 (FGIC Insured) (e)	2,730,000	3,072,806
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A:
5.25% 8/15/08 (MBIA Insured)	3,720,000	4,117,370
5.5% 8/15/05 (MBIA Insured)	1,600,000	1,708,112
Jacksonville Health Facilities Auth. Indl. Dev. Rev. (Cypress Village/Nat'l. Benevolent Assoc. Proj.):
7% 12/1/14	1,000,000	628,010
7% 12/1/22	2,000,000	1,255,100
8% 12/1/24	2,740,000	1,718,418
Jacksonville Sales Tax Rev. 5.5% 10/1/18 (FGIC Insured)	1,000,000	1,149,470
JEA Saint Johns River Pwr. Park Sys. Rev. Series 18 Issue 2, 3.8% 10/1/11	1,420,000	1,445,801
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,151,457
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,098,550
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,276,128
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Florida - continued
Lakeland Elec. & Wtr. Rev. 0% 10/1/09 (Escrowed to Maturity) (f)	$ 2,340,000	$ 1,964,945
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,130,220
Lee County Arpt. Rev. 5% 10/1/05 (FSA Insured)	3,500,000	3,723,895
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/07 (MBIA Insured)	2,310,000	2,587,731
Lee County Indl. Dev. Auth. Util. Sys. Rev. (Bonita Springs Utils., Inc. Proj.) 5% 11/1/18 (MBIA Insured) (e)	1,015,000	1,061,995
Leon County School District Sales Tax Rev. 5.25% 7/1/10 (FSA Insured)	5,775,000	6,545,443
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (e)	1,035,000	1,119,466
5.25% 10/1/16 (MBIA Insured) (e)	1,090,000	1,169,766
5.25% 10/1/17 (MBIA Insured) (e)	1,145,000	1,224,440
5.25% 10/1/18 (MBIA Insured) (e)	1,205,000	1,274,059
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,431,904
Melbourne Arpt. Rev.:
6.5% 10/1/04 (MBIA Insured) (e)	290,000	302,319
6.5% 10/1/05 (MBIA Insured) (e)	310,000	336,483
6.5% 10/1/06 (MBIA Insured) (e)	325,000	364,049
6.75% 10/1/07 (MBIA Insured) (e)	350,000	404,100
6.75% 10/1/08 (MBIA Insured) (e)	375,000	440,040
6.75% 10/1/09 (MBIA Insured) (e)	400,000	475,832
6.75% 10/1/10 (MBIA Insured) (e)	425,000	510,544
Melbourne Wtr. & Swr. Rev. Series B, 0% 10/1/24 (FGIC Insured)	2,750,000	936,760
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,000,000	1,037,660
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,050,690
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,612,282
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,432,900
Miami Gen. Oblig. 5.5% 1/1/19 (MBIA Insured)	2,000,000	2,191,200
Miami-Dade County Aviation Rev.:
Series A, 5% 10/1/05 (FGIC Insured) (e)	2,550,000	2,699,328
Series C, 5.25% 10/1/12 (MBIA Insured) (e)	5,185,000	5,576,416
Miami-Dade County Edl. Facilities Auth. Rev. 5.75% 4/1/29 (AMBAC Insured)	6,520,000	7,182,954
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Childrens Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	$ 3,000,000	$ 3,415,380
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2003 D, 5% 8/1/19 (FGIC Insured)	3,000,000	3,134,100
Series A:
5.75% 10/1/12 (FSA Insured)	2,530,000	2,871,550
5.75% 10/1/13 (FSA Insured)	2,030,000	2,335,535
5.75% 10/1/14 (FSA Insured)	2,000,000	2,295,240
5%, tender 5/1/11 (MBIA Insured) (b)	8,000,000	8,772,640
Miami-Dade County School District 5.375% 8/1/12 (FSA Insured)	1,750,000	1,993,880
North Miami Edl. Facilities Rev. (Johnson & Wales Univ. Proj.):
Series A, 5% 4/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,055,950
5% 4/1/20 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,043,410
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Oblig. Group Proj.):
5.625% 11/15/32	1,000,000	1,028,400
5.75% 11/15/05 (AMBAC Insured)	2,760,000	2,971,830
6.5% 11/15/30	2,500,000	2,710,875
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,848,102
Series A, 6.25% 10/1/18 (MBIA Insured)	2,500,000	3,039,450
Series A, 6% 10/1/05 (MBIA Insured)	1,465,000	1,581,175
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (e)	445,000	462,431
Orange County School Board Ctfs. of Prtn. Series A:
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,909,200
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,556,438
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,444,591
Orange County Tourist Dev. Tax Rev.:
5.5% 10/1/22 (AMBAC Insured)	3,270,000	3,546,773
5.5% 10/1/31 (AMBAC Insured)	8,485,000	9,065,968
Orlando Utils. Commission Wtr. & Elec. Rev.:
Series 2001, 5.25% 10/1/20	7,000,000	7,496,300
Series C:
5.25% 10/1/17	2,500,000	2,727,225
5.25% 10/1/21	1,630,000	1,735,673
5.25% 10/1/23	1,000,000	1,054,320
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Florida - continued
Orlando Utils. Commission Wtr. & Elec. Rev.: - continued
Sub Series D, 6.75% 10/1/17 (Escrowed to Maturity) (f)	$ 7,300,000	$ 9,148,652
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,150,000	1,272,119
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A, 5.5% 6/1/15	1,000,000	1,125,380
Palm Beach County School Board Ctfs. of Prtn.:
Series A:
5.375% 8/1/14 (FSA Insured)	2,060,000	2,307,777
5.375% 8/1/17 (FSA Insured)	1,315,000	1,442,516
5.5% 8/1/19 (AMBAC Insured)	1,000,000	1,105,610
5.5% 8/1/21 (AMBAC Insured)	2,500,000	2,746,625
Series D:
5.25% 8/1/17 (FSA Insured)	2,000,000	2,178,880
5.25% 8/1/19 (FSA Insured)	1,500,000	1,612,530
5.25% 8/1/21 (FSA Insured)	2,000,000	2,127,620
Palm Beach County Solid Waste Auth. Rev. Series B:
0% 10/1/14 (AMBAC Insured)	2,000,000	1,248,580
0% 10/1/16 (AMBAC Insured)	2,000,000	1,112,100
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (e)	2,400,000	2,655,192
6% 4/1/10 (AMBAC Insured) (e)	5,770,000	6,442,955
6% 4/1/11 (AMBAC Insured) (e)	5,000,000	5,546,050
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (e)	1,500,000	1,682,640
Pinellas County Cap. Impt. Rev. 5.75% 1/1/09 (FGIC Insured)	2,500,000	2,865,325
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33	3,000,000	3,032,100
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Winter Haven Hosp. Proj.) Series 2, 6.25% 9/1/15 (MBIA Insured)	1,335,000	1,368,549
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/11 (MBIA Insured) (a)	3,000,000	3,364,320
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,370,322
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,106,680
Saint Petersburg Pub. Impt. Rev. 5% 2/1/10 (MBIA Insured)	5,895,000	6,570,685
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Florida - continued
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	$ 1,920,000	$ 2,075,866
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,775,812
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Oblig. Group Proj.) 5.5% 10/1/05 (MBIA Insured)	1,980,000	2,122,600
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,290,823
Tampa Bay Wtr. Util. Sys. Rev. Series B, 5.125% 10/1/12 (FGIC Insured)	3,005,000	3,319,293
Tampa Gen. Oblig. (Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)	1,500,000	1,645,590
5.5% 11/15/08 (MBIA Insured)	500,000	568,550
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,705,732
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,891,972
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,393,724
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	3,000,000	2,970,720
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,072,970
		539,040,097
Puerto Rico - 2.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,400,000	2,644,944
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	3,000,000	3,292,050
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (f)	4,260,000	4,638,757
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,750,000	1,931,895
		12,507,646
TOTAL MUNICIPAL BONDS (Cost $525,578,384)		551,547,743
Money Market Funds - 0.5%

Shares

Value (Note 1)

Fidelity Municipal Cash Central Fund, 1.16% (c)(d) (Cost $2,745,000)	2,745,000	$ 2,745,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $528,323,384)		554,292,743
NET OTHER ASSETS - (0.6)%		(3,428,413)
NET ASSETS - 100%		$ 550,864,330
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	21.6%
Special Tax	15.6
Health Care	15.1
Water & Sewer	13.0
Transportation	11.0
Escrowed/Pre-Refunded	5.8
Others* (individually less than 5%)	17.9
100.0%
* Includes cash equivalents and net other assets.
Purchases and sales of securities, other than short-term securities, aggregated $187,312,640 and $191,988,261, respectively.
Income Tax Information
The fund hereby designates approximately $4,455,000 as a capital gain dividend for the purpose of the dividend paid deduction.

During the fiscal year ended November 30, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 13.00% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Florida Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value (cost $528,323,384) - See accompanying schedule		$ 554,292,743
Cash		23,032
Receivable for fund shares sold		375,954
Interest receivable		6,678,964
Prepaid expenses		2,875
Other receivables		18
Total assets		561,373,586

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,822,277
Payable for fund shares redeemed	1,747,091
Distributions payable	694,978
Accrued management fee	171,932
Other affiliated payables	42,934
Other payables and accrued expenses	30,044
Total liabilities		10,509,256

Net Assets		$ 550,864,330
Net Assets consist of:
Paid in capital		$ 514,792,545
Undistributed net investment income		597,897
Accumulated undistributed net realized gain (loss) on investments		9,504,529
Net unrealized appreciation (depreciation) on investments		25,969,359
Net Assets, for 46,539,614 shares outstanding		$ 550,864,330
Net Asset Value, offering price and redemption price per share ($550,864,330 ÷ 46,539,614 shares)		$ 11.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended November 30, 2003

Investment Income
Interest		$ 26,404,929

Expenses
Management fee	$ 2,211,751
Transfer agent fees	389,124
Accounting fees and expenses	174,842
Non-interested trustees' compensation	3,006
Custodian fees and expenses	9,508
Registration fees	19,764
Audit	53,741
Legal	10,563
Miscellaneous	5,110
Total expenses before reductions	2,877,409
Expense reductions	(61,075)	2,816,334
Net investment income (loss)		23,588,595
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,595,259
Swap agreements	(71,785)
Total net realized gain (loss)		9,523,474
Change in net unrealized appreciation (depreciation) on investment securities		1,706,550
Net gain (loss)		11,230,024
Net increase (decrease) in net assets resulting from operations		$ 34,818,619

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,588,595	$ 23,196,418
Net realized gain (loss)	9,523,474	5,720,784
Change in net unrealized appreciation (depreciation)	1,706,550	1,234,201
Net increase (decrease) in net assets resulting from operations	34,818,619	30,151,403
Distributions to shareholders from net investment income	(23,876,924)	(23,360,349)
Distributions to shareholders from net realized gain	(3,901,069)	-
Total distributions	(27,777,993)	(23,360,349)
Share transactions Net proceeds from sales of shares	176,468,714	189,446,673
Reinvestment of distributions	17,090,895	13,862,145
Cost of shares redeemed	(202,472,235)	(168,180,277)
Net increase (decrease) in net assets resulting from share transactions	(8,912,626)	35,128,541
Redemption fees	16,114	38,985
Total increase (decrease) in net assets	(1,855,886)	41,958,580

Net Assets
Beginning of period	552,720,216	510,761,636
End of period (including undistributed net investment income of $597,897 and undistributed net investment income of $642,483, respectively)	$ 550,864,330	$ 552,720,216
Other Information Shares
Sold	14,946,059	16,300,321
Issued in reinvestment of distributions	1,447,877	1,191,562
Redeemed	(17,203,275)	(14,514,016)
Net increase (decrease)	(809,339)	2,977,867

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.51	$ 11.10	$ 10.88	$ 11.67
Income from Investment Operations
Net investment income (loss)	.479 B	.506 B, D	.547 B	.535 B	.515
Net realized and unrealized gain (loss)	.253	.163 D	.393	.246	(.702)
Total from investment operations	.732	.669	.940	.781	(.187)
Distributions from net investment income	(.484)	(.510)	(.528)	(.535)	(.515)
Distributions from net realized gain	(.078)	-	(.002)	(.025)	(.090)
Distributions in excess of net realized gain	-	-	-	(.003)	-
Total distributions	(.562)	(.510)	(.530)	(.563)	(.605)
Redemption fees added to paid in capital	- B, E	.001 B	- B, E	.002 B	.002
Net asset value, end of period	$ 11.84	$ 11.67	$ 11.51	$ 11.10	$ 10.88
Total Return A	6.40%	5.93%	8.60%	7.44%	(1.65)%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.49%	.49%	.51%	.55%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.51%	.55%
Expenses net of all reductions	.48%	.47%	.40%	.49%	.54%
Net investment income (loss)	4.05%	4.35% D	4.78%	4.93%	4.56%
Supplemental Data
Net assets, end of period (000 omitted)	$ 550,864	$ 552,720	$ 510,762	$ 414,076	$ 420,037
Portfolio turnover rate	33%	26%	12%	30%	25%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Florida Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days

% of fund's investments 11/30/03

% of fund's investments 5/31/03

% of fund's investments 11/30/02

0 - 30	73.0	85.1	81.0
31 - 90	16.6	8.1	12.1
91 - 180	3.8	4.3	0.9
181 - 397	6.6	2.5	6.0
Weighted Average Maturity

11/30/03

5/31/03

11/30/02

Fidelity Florida Municipal Money Market Fund	35 Days	23 Days	27 Days
Florida Tax-Free Money Market Funds Average *	45 Days	27 Days	37 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2003	As of May 31, 2003
Variable Rate Demand Notes (VRDNs) 65.3%	Variable Rate Demand Notes (VRDNs) 71.1%
Commercial Paper (including CP Mode) 17.4%	Commercial Paper (including CP Mode) 14.4%
Tender Bonds 4.6%	Tender Bonds 3.2%
Municipal Notes 4.3%	Municipal Notes 6.0%
Fidelity Municipal Cash Central Fund 3.3%	Fidelity Municipal Cash Central Fund 2.6%
Other Investments 4.0%	Other Investments 1.8%
Net Other Assets 1.1%	Net Other Assets 0.9%

Current and Historical Seven-Day Yields

	12/1/03	9/1/03	6/2/03	3/3/03	12/2/02
Fidelity Florida Municipal Money Market Fund	0.65%	0.48%	0.81%	0.69%	0.90%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Florida Municipal Money Market Fund

Investments November 30, 2003

Showing Percentage of Net Assets

Municipal Securities - 98.9%

Principal Amount

Value (Note 1)

Alabama - 0.1%
Jefferson County Swr. Rev. Series 2002 C2, 1.15% (XL Cap. Assurance, Inc. Insured), VRDN (b)	$ 1,000,000	$ 1,000,000
Alaska - 0.4%
Valdez Marine Term. Rev. Bonds (Atlantic Richfield Co. Proj.) Series 1994 B, 2%, tender 1/1/04 (b)	3,400,000	3,401,415
Arizona - 0.2%
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 1.25%, LOC Bank One NA, Chicago, VRDN (b)	1,830,000	1,830,000
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.23% (Liquidity Facility Morgan Stanley) (b)(e)(g)	3,300,000	3,300,000
California - 2.1%
California Gen. Oblig. Bonds:
Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)(h)	10,000,000	10,000,000
Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(g)(h)	10,000,000	10,000,000
		20,000,000
Colorado - 0.2%
Denver City & County Arpt. Rev. Participating VRDN Series PT 724, 1.21% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(g)	2,350,000	2,350,000
District Of Columbia - 0.6%
Metro. Washington Arpt. Auth. Sys. Rev. Participating VRDN Series PT 689, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,870,000	5,870,000
Florida - 77.9%
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	5,380,000	5,380,000
Brevard County Util. Rev. Bonds 5% 3/1/04 (FGIC Insured)	1,385,000	1,398,234
Broward County Gen. Oblig. Bonds Series 2001 B, 5% 1/1/04	4,675,000	4,689,895
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A27, 1.25% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	2,920,000	2,920,000
Series PT 589, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,400,000	2,400,000
Broward County Indl. Dev. Auth. Indl. Dev. Rev. (RIB Associates Proj.) Series 1989, 1.2%, LOC Suntrust Bank, VRDN (b)(e)	760,000	760,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Florida - continued
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 1.2%, LOC Suntrust Bank, VRDN (b)(e)	$ 1,500,000	$ 1,500,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 1.2% (AMBAC Insured), VRDN (b)(e)	4,500,000	4,500,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series 2000 O, 1.25% (Liquidity Facility Bank of America NA) (b)(e)(g)	5,905,000	5,905,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.18%, LOC Fannie Mae, VRDN (b)(e)	6,800,000	6,800,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 1.3% (Monumental Life Ins. Co. Guaranteed), VRDN (b)(e)	28,475,000	28,475,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 1.22% (Liquidity Facility Bank of America NA) (b)(e)(g)	2,175,000	2,175,000
Series PT 519, 1.2% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	2,740,000	2,740,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.3% (Liquidity Facility Bank of New York NA) (b)(e)(g)	2,995,000	2,995,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 0902, 1.17% (Liquidity Facility Citibank NA, New York) (b)(g)	5,000,000	5,000,000
Series EGL 00 901, 1.17% (Liquidity Facility Citibank NA, New York) (b)(g)	6,100,000	6,100,000
Series EGL 01 0902, 1.17% (Liquidity Facility Citibank NA, New York) (b)(g)	23,360,000	23,360,000
Series EGL 030025, 1.17% (Liquidity Facility Citibank NA, New York) (b)(g)	4,900,000	4,900,000
Series MSTC 01 161, 1.15% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	3,300,000	3,300,000
Series Putters 137, 1.16% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(g)	16,120,000	16,120,000
Series SGA 03 138, 1.17% (Liquidity Facility Societe Generale) (b)(g)	7,190,000	7,190,000
Series SGA 03 139, 1.17% (Liquidity Facility Societe Generale) (b)(g)	9,455,000	9,455,000
Florida Board of Ed. Lottery Rev.:
Bonds:
Series 2002 C, 4% 1/1/04 (MBIA Insured)	7,000,000	7,015,895
Series A, 5% 7/1/04 (AMBAC Insured)	5,000,000	5,115,823
Series C, 5% 7/1/04 (FGIC Insured)	2,000,000	2,046,329
Municipal Securities - continued

Principal Amount

Value (Note 1)

Florida - continued
Florida Board of Ed. Lottery Rev.: - continued
Participating VRDN:
Series EGL 01 0906, 1.17% (Liquidity Facility Citibank NA, New York) (b)(g)	$ 3,000,000	$ 3,000,000
Series ROC II R4521, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,500,000	2,500,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 1.16% (Liquidity Facility Morgan Stanley) (b)(g)	7,130,000	7,130,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 1.31%, LOC Suntrust Bank, VRDN (b)(e)	1,300,000	1,300,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 1.31%, LOC Wachovia Bank NA, VRDN (b)(e)	2,000,000	2,000,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 1.46%, LOC Wachovia Bank NA, VRDN (b)(e)	835,000	835,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 1.16% (Liquidity Facility Morgan Stanley) (b)(g)	1,100,000	1,100,000
Florida Gen. Oblig.:
Bonds Series MS 98 117, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley) (b)(g)(h)	2,245,000	2,245,000
Participating VRDN Series EGL 030054, 1.19% (Liquidity Facility Citibank NA, New York) (b)(g)	7,000,000	7,000,000
Florida Hsg. Fin. Corp. Multi-family Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 1.17%, LOC Fannie Mae, VRDN (b)(e)	7,500,000	7,500,000
(Bridgewater Club Proj.) Series L1, 1.13%, LOC Suntrust Bank, VRDN (b)(e)	3,000,000	3,000,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.13%, LOC Citibank NA, New York, VRDN (b)(e)	4,000,000	4,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series 2000 J, 1.22% (Liquidity Facility Bank of America NA) (b)(e)(g)	4,100,000	4,100,000
Series FRRI 12, 1.22% (Liquidity Facility Bank of New York NA) (b)(e)(g)	9,655,000	9,655,000
Series PT 451, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,525,000	2,525,000
(Riverside Apts. Proj.) Series 2000 1, 1.16%, LOC Bank of America NA, VRDN (b)(e)	6,060,000	6,060,000
(Stuart Pointe Apts. Proj.) Series B1, 1.13%, LOC Suntrust Bank, VRDN (b)(e)	4,000,000	4,000,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 1.25%, LOC Fannie Mae, VRDN (b)(e)	$ 2,500,000	$ 2,500,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 1.18%, LOC Fannie Mae, VRDN (b)(e)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev.:
Series A:
1% 2/6/04, LOC Wachovia Bank NA, CP	2,590,000	2,590,000
1% 2/6/04, LOC Wachovia Bank NA, CP	7,000,000	7,000,000
1% 2/9/04, LOC Wachovia Bank NA, CP	4,610,000	4,610,000
Series B, 1.05% 3/12/04, LOC Wachovia Bank NA, CP (e)	1,399,000	1,399,000
Florida Muni. Pwr. Agcy. Series A, 0.95% 1/20/04, LOC Wachovia Bank NA, CP	2,348,000	2,348,000
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.17% (Liquidity Facility Societe Generale) (b)(g)	2,910,000	2,910,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series PA 535, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,800,000	4,800,000
Series PT 1904, 1.17% (Liquidity Facility WestLB AG) (b)(g)	1,830,000	1,830,000
Series PT 1981, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	4,995,000	4,995,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series C, 1.3%, VRDN (b)	9,300,000	9,300,000
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series Merlots 03 A18, 1.25% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	3,580,000	3,580,000
Series PA 1113R, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	3,000,000	3,000,000
Series PT 1709, 1.21% (Liquidity Facility WestLB AG) (b)(e)(g)	2,540,000	2,540,000
Series PT 1841, 1.21% (Liquidity Facility WestLB AG) (b)(e)(g)	2,980,000	2,980,000
Series B:
1% 1/14/04, LOC Landesbank Baden-Wuerttemberg, CP (e)	5,000,000	5,000,000
1.05% 2/26/04, LOC Landesbank Baden-Wuerttemberg, CP (e)	9,200,000	9,200,000
Hillsborough County Cap. Impt. Prog. Rev. Series A:
1.1% 12/4/03, LOC State Street Bank & Trust Co., Boston, CP	7,250,000	7,250,000
1.1% 2/18/04, LOC State Street Bank & Trust Co., Boston, CP	9,400,000	9,400,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Lakewood Shores Apt. Proj.) Series 2000 A, 1.16%, LOC Bank of America NA, VRDN (b)(e)	$ 5,600,000	$ 5,600,000
(Morgan Creek Apts. Proj.) 1.18%, LOC Fannie Mae, VRDN (b)(e)	4,850,000	4,850,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.):
1.25%, LOC Bank of America NA, VRDN (b)(e)	350,000	350,000
1.3%, LOC Bank of America NA, VRDN (b)(e)	700,000	700,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	2,775,000	2,775,000
Indian River County Hosp. District Hosp. Rev. Bonds (Indian River Memorial Hosp. Proj.) Series 1989, 0.95% tender 1/8/04, LOC Suntrust Bank, CP mode	1,000,000	1,000,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 1.2%, LOC Bank of America NA, VRDN (b)(e)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev.:
Participating VRDN Series Merlots 00 FF, 1.2% (Liquidity Facility Wachovia Bank NA) (b)(g)	6,350,000	6,350,000
Series C1, 0.96% 2/12/04, CP	3,600,000	3,600,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	6,800,000	6,800,000
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.95% tender 12/11/03, CP mode	3,400,000	3,400,000
Lake County Indl. Dev. Auth. Rev. (U.S. Nutraceuticals LLC Proj.) Series 2001, 1.3%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	1,900,000	1,900,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.27% (Liquidity Facility Citibank NA, New York) (b)(g)	5,600,000	5,600,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 1.25% (Liquidity Facility Morgan Stanley) (b)(e)(g)	6,995,000	6,995,000
Series MS 01 811, 1.21% (Liquidity Facility Morgan Stanley) (b)(e)(g)	3,000,000	3,000,000
Series ROC II R14, 1.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(g)	6,870,000	6,870,000
Lee County Cap. & Trans. Facilities Rev. Participating VRDN Series MS 877, 1.18% (Liquidity Facility Morgan Stanley) (b)(g)	5,000,000	5,000,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Florida - continued
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre Court Apts. Proj.) Series 2000 A, 1.18%, LOC Suntrust Bank, VRDN (b)(e)	$ 3,850,000	$ 3,850,000
Miami-Dade County Aviation Rev. Participating VRDN Series 2003 L22J, 1.27% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,500,000	4,500,000
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 01 160, 1.16% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	7,995,000	7,995,000
Miami-Dade County Gen. Oblig.:
Series A, 0.98% 2/13/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (e)	2,087,000	2,087,000
Series B:
0.93% 1/6/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	13,896,000	13,896,000
0.95% 1/13/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,000,000	9,000,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 1.16% (Liquidity Facility JPMorgan Chase Bank) (b)(g)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 1.35% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	7,835,000	7,835,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Badia Spices, Inc. Proj.) 1.2%, LOC Bank of America NA, VRDN (b)(e)	2,000,000	2,000,000
(Cigarette Boats Racing Team Proj.) 1.2%, LOC Bank of America NA, VRDN (b)(e)	2,800,000	2,800,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.18% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	6,800,000	6,800,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4022, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	4,240,000	4,240,000
Miami-Dade County School District TAN 2% 6/28/04	30,000,000	30,171,101
Miami-Dade County Wtr. & Swr. Rev. Bonds 2% 10/1/04	12,045,000	12,142,487
North Miami Edl. Facilities Rev. Bonds (Johnson & Wales Univ. Proj.) Series A, 6.125% 4/1/20 (Pre-Refunded to 4/1/04 @ 102) (f)	6,605,000	6,848,954
Ocean Hwy. & Port Auth. Rev. Series 1990:
1.2%, LOC Wachovia Bank NA, VRDN (b)(e)	1,800,000	1,800,000
1.2%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Florida - continued
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 1.2%, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 3,200,000	$ 3,200,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 712, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	8,600,000	8,600,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Landings on Millenia Boulevard Apts. Proj.) Series A, 1.16%, LOC Key Bank NA, VRDN (b)(e)	7,200,000	7,200,000
(Mystic Cove Apts. Proj.) Series 2002 E, 1.17%, LOC Key Bank NA, VRDN (b)(e)	8,640,000	8,640,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 1.18%, LOC Fannie Mae, VRDN (b)(e)	4,860,000	4,860,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.27%, LOC Nat'l. City Bank, VRDN (b)(e)	3,625,000	3,625,000
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series EGL 030058, 1.17% (Liquidity Facility Citibank NA, New York) (b)(g)	4,500,000	4,500,000
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series ROC II R1040, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	4,660,000	4,660,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.16%, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,000,000	4,000,000
Palm Beach Co. Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 1.15%, LOC Bank of America NA, VRDN (b)	3,400,000	3,400,000
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 224, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	7,745,000	7,745,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 1.25%, LOC Bank of America NA, VRDN (b)(e)	2,695,000	2,695,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series FRRI 03 L10J, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,975,000	4,975,000
Series PT 352, 1.2% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	3,165,000	3,165,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 1.2%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.16%, LOC AmSouth Bank NA, Birmingham, VRDN (b)(e)	4,000,000	4,000,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds:
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H4, 1.02%, tender 3/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	$ 7,450,000	$ 7,450,000
(Seminole Elec. Coop., Inc. Proj.) Series 1984 H3, 1.02%, tender 3/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	6,000,000	6,000,000
(Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 1.32% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	15,265,000	15,265,000
Series 1984 H2, 1.32% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	11,165,000	11,165,000
Series 1984 S, 1.32% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	4,790,000	4,790,000
Reedy Creek Impt. District Utils. Rev. Participating VRDN Series ROC II R4027, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	6,985,000	6,985,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 1.2%, LOC Suntrust Bank, VRDN (b)(e)	600,000	600,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 C, 0.95% tender 1/14/04, LOC Suntrust Bank, CP mode	4,500,000	4,500,000
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 1.17% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(g)	5,745,000	5,745,000
Seminole County School District TAN 2% 8/20/04	11,000,000	11,078,230
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr. Proj.) Series 2001, 1.2%, LOC Suntrust Bank, VRDN (b)	4,130,000	4,130,000
Sunshine State Govt. Fing. Commission Rev.:
Series A:
0.96% 2/13/04 (FGIC Insured) (AMBAC Insured), CP	9,200,000	9,200,000
1.01% 2/13/04 (FGIC Insured) (AMBAC Insured), CP	4,000,000	4,000,000
Series D, 0.95% 1/12/04 (FGIC Insured) (AMBAC Insured), CP	6,000,000	6,000,000
Series F:
0.95% 1/12/04 (FGIC Insured), CP	11,000,000	11,000,000
0.98% 2/13/04 (FGIC Insured), CP	3,475,000	3,475,000
Series G:
0.95% 1/8/04 (FGIC Insured), CP (e)	6,600,000	6,600,000
0.95% 1/8/04 (FGIC Insured), CP (e)	7,200,000	7,200,000
0.98% 1/13/04 (FGIC Insured), CP (e)	4,900,000	4,900,000
1.1% 3/4/04 (FGIC Insured), CP	9,100,000	9,100,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Florida - continued
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 1.26%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 5,200,000	$ 5,200,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN Series Merlots 01 A130, 1.2% (Liquidity Facility Wachovia Bank NA) (b)(g)	2,985,000	2,985,000
1.2%, LOC Bank of America NA, VRDN (b)(e)	7,200,000	7,200,000
		749,716,948
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Bonds Series PA 1110, 1.1%, tender 1/22/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)(h)	4,995,000	4,995,000
Illinois - 0.9%
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.2%, LOC Bank One NA, Chicago, VRDN (b)(e)	2,100,000	2,100,000
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.) Series 2002 B, 1.15% tender 3/17/04, CP mode	300,000	300,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series PT 1993, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,080,000	1,080,000
Series ROC II R70, 1.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(g)	2,100,000	2,100,000
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1.12% tender 1/13/04, CP mode (e)	3,300,000	3,300,000
		8,880,000
Indiana - 0.4%
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 1.17% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	3,350,000	3,350,000
Kansas - 0.4%
Manhattan Indl. Dev. Rev. (Florence Corp. of Kansas Proj.) 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	4,000,000	4,000,000
Kentucky - 1.0%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	5,000,000	5,000,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Kentucky - continued
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 863, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 1,500,000	$ 1,500,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.15% tender 3/9/04, CP mode	3,400,000	3,400,000
		9,900,000
Louisiana - 0.3%
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1993, 1.36%, VRDN (b)(e)	3,200,000	3,200,000
Maryland - 0.4%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.25% tender 12/5/03, CP mode (e)	2,700,000	2,700,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 1.17%, LOC Fannie Mae, VRDN (b)(e)	1,400,000	1,400,000
		4,100,000
Michigan - 0.1%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 1.65%, VRDN (b)	630,000	630,000
Minnesota - 0.5%
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	495,000	495,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 1.15%, LOC Lasalle Bank NA, VRDN (b)(e)	2,800,000	2,800,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 1.21% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	1,700,000	1,700,000
		4,995,000
Mississippi - 0.5%
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,575,000	4,575,000
Missouri - 0.4%
Saint Louis Indl. Dev. Auth. (Metro. Lofts Apts. Proj.) Series 2003 C, 1.2%, LOC U.S. Bank NA, Minnesota, VRDN (b)(e)	4,050,000	4,050,000
Nevada - 0.1%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series A, 1.2%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	1,250,000	1,250,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

New Hampshire - 0.5%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.35% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	$ 1,915,000	$ 1,915,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 01 A82, 1.25% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	2,460,000	2,460,000
		4,375,000
Non State Specific - 0.4%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.4% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	1,180,000	1,180,000
Series 2003 10, 1.35% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)(g)	600,000	600,000
Series 2003 13, 1.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(g)	1,000,000	1,000,000
Series 2003 3, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	920,000	920,000
		3,700,000
North Carolina - 0.5%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	2,325,000	2,325,000
Series LB 03 L44J, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	2,000,000	2,000,000
		4,325,000
Ohio - 0.2%
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.) Series 1999, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,205,000	2,205,000
Oklahoma - 0.7%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 03 L29J, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,975,000	4,975,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 581, 1.25% (Liquidity Facility Morgan Stanley) (b)(e)(g)	1,955,500	1,955,500
		6,930,500
South Carolina - 0.5%
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.85% tender 2/10/04, CP mode	4,600,000	4,600,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Tennessee - 1.7%
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 1.22%, LOC Wachovia Bank NA, VRDN (b)(e)	$ 10,000,000	$ 10,000,000
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 1.7%, VRDN (b)(e)	1,700,000	1,700,000
Tennessee Hsg. Dev. Agcy. Participating VRDN Series LB L32J, 1.27% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)(g)	4,850,000	4,850,000
		16,550,000
Texas - 1.4%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
1.21%, LOC Cr. Suisse First Boston Bank, VRDN (b)(e)	1,400,000	1,400,000
1.21%, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,100,000	1,100,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 1.25% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	1,600,000	1,600,000
Series Putter 353, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	1,650,000	1,650,000
Series Putters 351, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	2,500,000	2,500,000
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 1.17% (Liquidity Facility Societe Generale) (b)(g)	4,500,000	4,500,000
Houston Arpt. Sys. Rev. Participating VRDN Series SG 03 161, 1.17% (Liquidity Facility Societe Generale) (b)(g)	1,100,000	1,100,000
		13,850,000
Vermont - 0.3%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 1.23% (Liquidity Facility Bank of America NA) (b)(e)(g)	3,155,000	3,155,000
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984, 1.22% tender 1/13/04, CP mode	4,000,000	4,000,000
Series 1987, 1.12% tender 12/12/03, CP mode	300,000	300,000
		4,300,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Washington - 0.6%
Port of Seattle Gen. Oblig. Participating VRDN Series PA 1134R, 1.2% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 2,315,000	$ 2,315,000
Port of Seattle Rev. Participating VRDN Series PT 1719, 1.22% (Liquidity Facility WestLB AG) (b)(e)(g)	3,110,000	3,110,000
		5,425,000
Wisconsin - 1.0%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.37%, VRDN (b)	9,400,000	9,400,000

Shares

Other - 3.3%
Fidelity Municipal Cash Central Fund, 1.16% (a)(c)(d)	31,649,900	31,649,900
TOTAL INVESTMENT PORTFOLIO - 98.9%		951,858,763
NET OTHER ASSETS - 1.1%		10,589,519
NET ASSETS - 100%		$ 962,448,282
Total Cost for Income Tax Purposes $ 951,858,763
Security Type Abbreviations
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,240,000 or 2.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
California Gen. Oblig. Bonds: Series FRRI 03 F5J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/19/03	$ 10,000,000
Series LB 03 F8J, 0.95%, tender 12/17/03 (Liquidity Facility Lehman Brothers Hldgs., Inc.)	6/20/03	$ 10,000,000
Florida Gen. Oblig. Bonds Series MS 98 117, 1%, tender 6/24/04 (Liquidity Facility Morgan Stanley)	6/26/03	$ 2,245,000
Hawaii Arpts. Sys. Rev. Bonds Series PA 1110, 1.1%, tender 1/22/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/23/03 - 7/24/03	$ 4,995,000
Income Tax Information

During the fiscal year ended November 30, 2003, 100.00% of the fund's income dividends was free from federal income tax, and 46.54% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited). The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Florida Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 951,858,763
Cash		1,495,487
Receivable for investments sold on a delayed delivery basis		6,104,865
Receivable for fund shares sold		7,032,277
Interest receivable		2,481,213
Other receivables		1,779
Total assets		968,974,384

Liabilities
Payable for fund shares redeemed	$ 6,130,968
Distributions payable	8,603
Accrued management fee	385,790
Other payables and accrued expenses	741
Total liabilities		6,526,102

Net Assets		$ 962,448,282
Net Assets consist of:
Paid in capital		$ 962,426,933
Accumulated net realized gain (loss) on investments		21,349
Net Assets, for 962,362,183 shares outstanding		$ 962,448,282
Net Asset Value, offering price and redemption price per share ($962,448,282 ÷ 962,362,183 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended November 30, 2003

Investment Income
Interest		$ 11,844,481

Expenses
Management fee	$ 5,109,286
Non-interested trustees' compensation	4,197
Total expenses before reductions	5,113,483
Expense reductions	(133,779)	4,979,704
Net investment income		6,864,777
Net realized gain (loss) on investment securities		21,349
Net increase in net assets resulting from operations		$ 6,886,126

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,864,777	$ 8,702,479
Net realized gain (loss)	21,349	62,616
Net increase (decrease) in net assets resulting from operations	6,886,126	8,765,095
Distributions to shareholders from net investment income	(6,864,777)	(8,702,479)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,692,604,161	2,406,713,357
Reinvestment of distributions	6,714,708	8,477,906
Cost of shares redeemed	(2,524,605,870)	(2,183,835,394)
Net increase (decrease) in net assets and shares resulting from share transactions	174,712,999	231,355,869
Total increase (decrease) in net assets	174,734,348	231,418,485

Net Assets
Beginning of period	787,713,934	556,295,449
End of period	$ 962,448,282	$ 787,713,934

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.011	.027	.037	.028
Distributions from net investment income	(.007)	(.011)	(.027)	(.037)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.66%	1.14%	2.69%	3.75%	2.85%
Ratios to Average Net Assets C
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.46%	.45%	.48%	.46%
Net investment income	.67%	1.14%	2.77%	3.66%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 962,448	$ 787,714	$ 556,295	$ 498,864	$ 460,305

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

1. Significant Accounting Policies.

Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Florida. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 29,116,502	|
Unrealized depreciation	(2,974,498)
Net unrealized appreciation (depreciation)	26,142,004
Undistributed ordinary income	2,065,447
Undistributed long-term capital gain	7,995,747

Cost for federal income tax purposes	$ 528,150,739

The tax character of distributions paid for the income fund was as follows:

	November 30, 2003	November 30, 2002
Tax-exempt Income	$ 23,876,924	$ 23,360,349
Long-term Capital Gains	3,901,069	-
Total	$ 27,777,993	$ 23,360,349

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Florida Municipal Income Fund	.07%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Annual Report

Income Distributions
Spartan Florida Municipal Income Fund	$ 26,708
Fidelity Florida Municipal Money Market Fund	$ 996,089

5. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Florida Municipal Income Fund	$ 9,508	$ 51,567

In addition, through an arrangement with money market fund's custodian and transfer agent, $133,779 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Florida Municipal Income Fund and Fidelity Florida Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Florida Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity Florida Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Florida Municipal Money Market (2001) and Spartan Florida Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Court Street Trust (1987) and Fidelity Court Street Trust II (1991). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997 and 2000

Vice President of Florida Municipal Money Market (2000) and Spartan Florida Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan Florida Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Florida Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Florida Municipal Money Market and Spartan Florida Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (37)

Year of Election or Appointment: 2003

Assistant Vice President of Florida Municipal Money Market and Spartan Florida Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1992

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Florida Municipal Income Fund voted to pay on December 22, 2003, to shareholders of record at the opening of business on December 19, 2003, a distribution of $.175 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
 and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)

1-800-544-5555

Automated line for quickest service

SFC-UANN-0104
1.786714.100

Spartan®

Connecticut Municipal
Income Fund

and

Fidelity®
Connecticut Municipal
Money Market Fund

Annual Report

November 30, 2003

(Fidelity logo graphic)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan Connecticut Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest rate increases can cause the price of a debt security to decrease. A portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

Edward C. Johnson 3d

Annual Report

Spartan Connecticut Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan® CT Municipal Income	6.45%	5.52%	5.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Connecticut Municipal Income Fund on November 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Spartan Connecticut Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® Connecticut Municipal Income Fund

Tax-exempt municipal bonds performed very well for the 12 months ending November 30, 2003. In that time, the Lehman Brothers® Municipal Bond Index, a measure of performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, advanced 6.65%. That surpassed similar Lehman Brothers indexes for Treasury, agency, mortgage- and asset-backed securities, a gap made even wider considering munis' tax-equivalent yield advantage. The overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained 5.18%. Much of that increase was attributable to the strength of corporate bonds, which accounted for 26% of the index and rose 9.65%, according to the Lehman Brothers Credit Bond Index. Munis surged for much of the year against a backdrop of weak economic growth, low interest rates and virtually non-existent inflation, but dropped nearly 4% in June and July when a brighter economic forecast sent interest rates higher and bond prices tumbling. Munis rebounded later thanks to strong investor demand and reassurances from the Federal Reserve Board that it would keep rates low for the immediate future.

Spartan Connecticut Municipal Income Fund returned 6.45% during the 12-month period, outpacing the fund's peer group as measured by the LipperSM Connecticut Municipal Debt Funds Average, which returned 5.91%. The fund's benchmark - the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index - returned 6.88%. Sector selection and an emphasis on high-quality securities contributed to the fund's outperformance of its peers. Significantly underweighting housing bonds helped the fund's performance relative to the Lehman Brothers Index, although those the fund did hold detracted from performance. Housing bonds came under pressure due to accelerating levels of prepayment, which forced bondholders to surrender expected income and left them to reinvest at lower interest rates. The fund's focus on higher-quality investment-grade bonds also helped as investors favored them over lower-quality investment-grade securities. Throughout the period, the fund maintained holdings in escrowed/prerefunded bonds in part because of their high credit quality. The fund also held bonds issued in Puerto Rico, which were deemed to be good values relative to Connecticut bonds and are free from taxes in all 50 states.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Connecticut Municipal Income Fund

Investment Changes

Top Five Sectors as of November 30, 2003

% of fund's net assets

% of fund's net assets 6 months ago

General Obligations	36.4	40.4
Escrowed/Pre-Refunded	15.4	13.2
Special Tax	11.9	10.4
Health Care	9.2	8.4
Education	7.9	8.1
Average Years to Maturity as of November 30, 2003

6 months ago

Years	13.0	12.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of November 30, 2003

6 months ago

Years	7.1	6.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2003	As of May 31, 2003
AAA 68.4%	AAA 71.5%
AA,A 25.9%	AA,A 22.9%
BBB 3.6%	BBB 3.4%
BB and Below 0.2%	BB and Below 0.0%
Not Rated 0.0%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 1.9%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Annual Report

Spartan Connecticut Municipal Income Fund

Investments November 30, 2003

Showing Percentage of Net Assets

Municipal Bonds - 98.1%

Principal Amount

Value (Note 1)

Connecticut - 86.5%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 564,035
7% 6/15/08 (FGIC Insured)	500,000	599,750
7% 6/15/09 (FGIC Insured)	500,000	611,205
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (c)	3,290,000	3,784,454
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (c)	2,305,000	2,651,418
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @ 100) (c)	1,070,000	1,230,810
5.375% 8/15/16 (FGIC Insured)	2,000,000	2,186,400
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,255,300
Series A:
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (c)	1,700,000	2,031,466
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (c)	5,830,000	6,966,733
6.125% 7/15/15 (Pre-Refunded to 7/15/10 @ 101) (c)	6,235,000	7,497,338
6.5% 9/1/07 (AMBAC Insured)	2,290,000	2,648,225
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,750,000	5,826,073
5.25% 10/1/09 (FGIC Insured) (b)	2,100,000	2,344,629
5.25% 10/1/10 (FGIC Insured) (b)	3,390,000	3,793,376
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,626,088
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,491,954
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	7,178,340
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A:
6% 11/15/07	1,525,000	1,741,215
6% 11/15/08	1,525,000	1,769,366
6% 11/15/09	1,525,000	1,792,485
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,324,030
Connecticut Gen. Oblig.:
(College Savings Plan Proj.) Series B, 0% 11/1/09	4,000,000	3,361,160
Series 1998 B, 5.5% 3/15/08	3,850,000	4,331,443
Series 1999 B, 5.875% 11/1/16	4,550,000	5,261,939
Series 2001 D:
5.125% 11/15/15	3,200,000	3,493,696
5.125% 11/15/18	5,995,000	6,404,878
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series B:
5.375% 6/15/13	$ 6,325,000	$ 7,056,423
5.375% 6/15/18	8,840,000	9,691,027
5.5% 6/15/17	7,815,000	8,771,712
5.5% 11/1/17	1,500,000	1,687,215
5.75% 11/1/10	1,000,000	1,158,000
5.75% 6/15/12 (Pre-Refunded to 6/15/10 @ 100) (c)	1,500,000	1,754,700
Series D:
5.375% 11/15/16	6,800,000	7,619,400
5.375% 11/15/16 (FSA Insured)	1,795,000	2,011,298
5.375% 11/15/18	5,000,000	5,538,350
5.375% 11/15/20	2,435,000	2,666,349
Series E:
6% 3/15/12	1,365,000	1,607,834
6% 3/15/12 (Escrowed to Maturity) (c)	35,000	41,575
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,155,220
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	5,021,960
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	6,230,000	6,638,127
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,500,000	2,552,975
5.2% 8/1/38	4,190,000	4,285,825
(Hosp. for Spl. Care Issue Proj.) Series B, 5.375% 7/1/17	850,000	692,470
(Kent School Proj.) Series B:
5.1% 7/1/07 (MBIA Insured)	265,000	281,202
5.25% 7/1/08 (MBIA Insured)	305,000	324,355
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	1,430,000	1,502,816
Series D, 5.25% 7/1/31	2,000,000	2,067,200
Series E, 5% 7/1/25	1,000,000	1,016,160
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	3,195,000	4,139,762
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	2,021,053
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Quinnipiac College Proj.) Series D:
6% 7/1/13	$ 1,300,000	$ 1,319,032
6% 7/1/23	940,000	950,349
(Sacred Heart Univ. Proj.) Series C:
6% 7/1/06 (Escrowed to Maturity) (c)	190,000	210,416
6.5% 7/1/16 (Pre-Refunded to 7/1/06 @ 102) (c)	3,020,000	3,440,203
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,544,910
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,979,329
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,824,063
(Trinity College Issue Prog.) Series E, 5.875% 7/1/26 (MBIA Insured)	3,500,000	3,833,690
(Veterans Memorial Med. Ctr. Proj.) Series A:
5.5% 7/1/26 (MBIA Insured)	3,770,000	3,963,740
6.25% 7/1/05 (MBIA Insured)	2,265,000	2,438,771
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	12,000,000	12,285,480
Series X1, 5% 7/1/42	10,000,000	10,185,400
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	710,000	741,517
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A:
6% 1/1/05 (MBIA Insured)	1,880,000	1,977,779
6% 1/1/06 (MBIA Insured)	2,000,000	2,170,520
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.):
5.375% 1/1/06 (MBIA Insured)	900,000	964,359
5.5% 1/1/08 (MBIA Insured)	1,000,000	1,114,760
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,228,480
5.5% 11/15/09 (MBIA Insured) (b)	2,000,000	2,255,940
Connecticut Resources Recovery Auth. (Mid-Connecticut Sys. Proj.) Series A, 5.25% 11/15/08 (MBIA Insured)	3,300,000	3,627,789
Connecticut Spl. Assessment Second Injury Fund Series 2000 A, 5.125% 1/1/13 (Pre-Refunded to 1/1/11 @ 101) (c)	2,000,000	2,263,480
Connecticut Spl. Tax Oblig. Rev.:
(Trans. Infrastructure Proj.):
Series 1996 C, 6% 10/1/08 (MBIA Insured)	1,000,000	1,162,390
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
(Trans. Infrastructure Proj.):
Series A:
5.375% 7/1/18 (FSA Insured)	$ 2,000,000	$ 2,201,560
5.5% 11/1/06 (FSA Insured)	1,000,000	1,102,960
7.125% 6/1/10	3,550,000	4,401,503
Series B:
0% 6/1/08	3,500,000	3,102,295
5.5% 11/1/07 (FSA Insured)	7,300,000	8,238,853
6.125% 9/1/12	7,115,000	8,416,476
6.15% 9/1/09	1,500,000	1,773,465
6.5% 10/1/10	3,400,000	4,132,360
6.5% 10/1/12	7,100,000	8,684,223
Series A, 5.375% 7/1/15 (FSA Insured)	3,785,000	4,233,636
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5% 1/1/04 (b)	1,000,000	1,003,160
Meriden Gen. Oblig.:
6.25% 8/1/05 (FGIC Insured)	1,500,000	1,620,300
6.25% 8/1/06 (FGIC Insured)	2,000,000	2,235,720
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,431,013
5% 6/15/17 (AMBAC Insured) (b)	775,000	814,688
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	4,000,000	4,599,120
7.25% 9/1/04 (MBIA Insured)	215,000	224,722
7.4% 9/1/07 (MBIA Insured)	370,000	441,277
7.4% 9/1/08 (MBIA Insured)	370,000	452,754
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,362,200
6% 4/15/07 (AMBAC Insured)	1,615,000	1,825,402
6% 2/1/12 (MBIA Insured)	400,000	471,804
7% 4/1/07 (MBIA Insured)	580,000	672,284
7% 4/1/08 (MBIA Insured)	580,000	690,670
New Haven Air Rights Packaging Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,338,375
New Haven Gen. Oblig.:
Series B, 5.125% 11/1/16 (MBIA Insured)	4,000,000	4,392,240
7% 2/15/05 (FGIC Insured)	750,000	800,903
Newtown Gen. Oblig. 6% 6/15/06 (MBIA Insured)	785,000	869,380
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Connecticut - continued
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	$ 180,000	$ 208,521
6.75% 6/1/08 (MBIA Insured)	190,000	225,579
6.75% 6/1/09 (MBIA Insured)	200,000	242,220
6.75% 6/1/10 (MBIA Insured)	215,000	263,695
6.75% 6/1/11 (MBIA Insured)	230,000	283,220
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	3,107,748
5.25% 7/15/14	6,565,000	7,413,395
5.25% 7/15/15	3,000,000	3,398,100
5.5% 7/15/13	2,675,000	3,081,600
5.5% 7/15/14	1,250,000	1,424,988
6.6% 1/15/07	295,000	336,468
6.6% 1/15/08	1,480,000	1,731,792
6.6% 1/15/09	1,000,000	1,192,370
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (a)(b)	6,000,000	6,242,940
Stratford Gen. Oblig.:
4.5% 2/15/06 (FSA Insured)	1,550,000	1,646,751
4.5% 2/15/07 (FSA Insured)	3,255,000	3,513,317
7% 6/15/08 (FGIC Insured)	500,000	599,750
Suffield Gen. Oblig.:
5.125% 6/15/13 (MBIA Insured)	1,000,000	1,101,350
5.125% 6/15/14 (MBIA Insured)	1,335,000	1,459,235
Univ. of Connecticut Series A:
5.375% 4/1/15	1,400,000	1,565,844
5.375% 4/1/16	4,475,000	4,956,286
5.375% 4/1/18	1,200,000	1,317,000
Univ. of Connecticut Rev. (Student Fee Prog.) Series A:
5.75% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (c)	6,850,000	8,112,524
6% 11/15/25 (Pre-Refunded to 11/15/10 @ 101) (c)	4,000,000	4,799,720
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)	445,000	545,259
7% 6/15/10 (FGIC Insured)	440,000	546,704
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.) 7% 3/1/08 (AMBAC Insured)	725,000	728,995
		379,131,925
Municipal Bonds - continued

Principal Amount

Value (Note 1)

Puerto Rico - 11.6%
Puerto Rico Commonwealth Gen. Oblig.:
Series B, 5.5% 7/1/12 (FGIC Insured)	$ 4,000,000	$ 4,615,320
5.5% 7/1/11 (FGIC Insured)	4,600,000	5,307,756
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (c)	3,700,000	4,296,033
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,750,000	2,845,315
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,653,090
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series B, 6% 7/1/31 (Pre-Refunded to 7/1/10 @ 101) (c)	2,250,000	2,686,500
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,150,000	3,430,067
5.5% 10/1/40 (Escrowed to Maturity) (c)	7,515,000	8,155,053
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series AA, 5.375% 7/1/14 (MBIA Insured)	3,250,000	3,602,950
Series HH, 5.25% 7/1/29 (FSA Insured)	12,435,000	13,061,097
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,250,000	1,379,925
		51,033,106
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $398,152,313)	430,165,031
NET OTHER ASSETS - 1.9%	8,369,324
NET ASSETS - 100%	$ 438,534,355
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.4%
Escrowed/Pre-Refunded	15.4
Special Tax	11.9
Health Care	9.2
Education	7.9
Others* (individually less than 5%)	19.2
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $65,715,174 and $88,671,730, respectively.
Income Tax Information
The fund hereby designates approximately $1,879,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value (cost $398,152,313) - See accompanying schedule		$ 430,165,031
Cash		2,867,019
Receivable for fund shares sold		68,672
Interest receivable		6,164,549
Prepaid expenses		2,326
Other receivables		1,268
Total assets		439,268,865

Liabilities
Payable for fund shares redeemed	$ 89,033
Distributions payable	441,887
Accrued management fee	137,585
Other affiliated payables	35,312
Other payables and accrued expenses	30,693
Total liabilities		734,510

Net Assets		$ 438,534,355
Net Assets consist of:
Paid in capital		$ 402,282,264
Undistributed net investment income		82,901
Accumulated undistributed net realized gain (loss) on investments		4,156,472
Net unrealized appreciation (depreciation) on investments		32,012,718
Net Assets, for 36,813,986 shares outstanding		$ 438,534,355
Net Asset Value, offering price and redemption price per share ($438,534,355 ÷ 36,813,986 shares)		$ 11.91

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended November 30, 2003

Investment Income
Interest		$ 21,304,434

Expenses
Management fee	$ 1,759,076
Transfer agent fees	316,020
Accounting fees and expenses	145,718
Non-interested trustees' compensation	2,576
Custodian fees and expenses	7,414
Registration fees	20,279
Audit	48,021
Legal	5,814
Miscellaneous	4,429
Total expenses before reductions	2,309,347
Expense reductions	(47,784)	2,261,563
Net investment income (loss)		19,042,871
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	4,789,662
Swap agreements	(137,887)
Total net realized gain (loss)		4,651,775
Change in net unrealized appreciation (depreciation) on: Investment securities	4,908,183
Swap agreements	(33,943)
Total change in net unrealized appreciation (depreciation)		4,874,240
Net gain (loss)		9,526,015
Net increase (decrease) in net assets resulting from operations		$ 28,568,886

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,042,871	$ 18,517,592
Net realized gain (loss)	4,651,775	1,531,505
Change in net unrealized appreciation (depreciation)	4,874,240	6,876,519
Net increase (decrease) in net assets resulting from operations	28,568,886	26,925,616
Distributions to shareholders from net investment income	(18,981,278)	(18,496,836)
Distributions to shareholders from net realized gain	(1,374,463)	(2,501,810)
Total distributions	(20,355,741)	(20,998,646)
Share transactions Net proceeds from sales of shares	73,294,532	104,550,447
Reinvestment of distributions	14,628,065	15,096,410
Cost of shares redeemed	(113,281,172)	(86,243,324)
Net increase (decrease) in net assets resulting from share transactions	(25,358,575)	33,403,533
Redemption fees	3,969	8,754
Total increase (decrease) in net assets	(17,141,461)	39,339,257

Net Assets
Beginning of period	455,675,816	416,336,559
End of period (including undistributed net investment income of $82,901 and undistributed net investment income of $21,241, respectively)	$ 438,534,355	$ 455,675,816
Other Information Shares
Sold	6,166,998	8,962,288
Issued in reinvestment of distributions	1,231,336	1,304,635
Redeemed	(9,580,095)	(7,452,389)
Net increase (decrease)	(2,181,761)	2,814,534

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.51	$ 11.11	$ 10.88	$ 11.58
Income from Investment Operations
Net investment income (loss)	.489 B	.497 B	.527 B	.549 B	.526
Net realized and unrealized gain (loss)	.253	.249	.401	.233	(.651)
Total from investment operations	.742	.746	.928	.782	(.125)
Distributions from net investment income	(.487)	(.497)	(.527)	(.553)	(.526)
Distributions from net realized gain	(.035)	(.069)	(.001)	-	(.029)
Distributions in excess of net realized gain	-	-	-	-	(.021)
Total distributions	(.522)	(.566)	(.528)	(.553)	(.576)
Redemption fees added to paid in capital	- B, D	- B, D	- B, D	.001 B	.001
Net asset value, end of period	$ 11.91	$ 11.69	$ 11.51	$ 11.11	$ 10.88
Total Return A	6.45%	6.64%	8.47%	7.41%	(1.12)%
Ratios to Average Net Assets C
Expenses before expense reductions	.50%	.50%	.50%	.51%	.55%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.51%	.55%
Expenses net of all reductions	.49%	.46%	.41%	.42%	.49%
Net investment income (loss)	4.11%	4.28%	4.59%	5.04%	4.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 438,534	$ 455,676	$ 416,337	$ 347,185	$ 346,113
Portfolio turnover rate	14%	18%	17%	27%	23%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days

% of fund's investments 11/30/03

% of fund's investments 5/31/03

% of fund's investments 11/30/02

0 - 30	82.7	77.9	80.7
31 - 90	1.9	12.0	5.5
91 - 180	6.0	4.1	3.9
181 - 397	9.4	6.0	9.9
Weighted Average Maturity

11/30/03

5/31/03

11/30/02

Fidelity Connecticut Municipal Money Market Fund	40 Days	34 Days	42 Days
Connecticut Municipal Money Market Funds Average *	51 Days	38 Days	42 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2003	As of May 31, 2003
Variable Rate Demand Notes (VRDNs) 58.1%	Variable Rate Demand Notes (VRDNs) 54.4%
Commercial Paper (including CP Mode) 5.1%	Commercial Paper (including CP Mode) 7.2%
Tender Bonds 2.0%	Tender Bonds 2.1%
Municipal Notes 8.9%	Municipal Notes 10.7%
Fidelity Municipal Cash Central Fund 20.0%	Fidelity Municipal Cash Central Fund 18.8%
Other Investments 5.8%	Other Investments 4.2%
Net Other Assets 0.1%	Net Other Assets 2.6%

Current and Historical Seven-Day Yields

	12/1/03	9/1/03	6/2/03	3/3/03	12/2/02
Fidelity Connecticut Municipal Money Market Fund	0.63%	0.42%	0.75%	0.66%	0.79%
If Fidelity had not reimbursed certain fund expenses	0.59%	0.40%	-	0.59%	0.74%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investments November 30, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.9%

Principal Amount

Value (Note 1)

Connecticut - 70.2%
Bridgeport Gen. Oblig. Participating VRDN:
Series MS 870, 1.12% (Liquidity Facility Morgan Stanley) (a)(f)	$ 8,745,000	$ 8,745,000
Series ROC II R182, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,865,000	2,865,000
Series ROC II R45, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,000,000	5,000,000
Bristol Gen. Oblig. BAN 1.5% 3/15/04	2,690,000	2,694,475
Clinton Gen. Oblig. BAN 1.75% 6/10/04	10,270,000	10,312,687
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 1.17% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	17,915,000	17,915,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 1.1%, LOC KBC Bank NV, VRDN (a)	3,800,000	3,800,000
Series 1997 B, 1.1%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1997 C, 1.1%, LOC Fleet Nat'l. Bank, VRDN (a)	900,000	900,000
(Learjet, Inc. Proj.) 1.15%, LOC Bank of America NA, VRDN (a)(d)	3,100,000	3,100,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.) Series 1990, 1.07%, LOC JPMorgan Chase Bank, VRDN (a)	8,455,000	8,455,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Lapham Hickey Steel Corp. Proj.) 1.15%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,795,000	1,795,000
(The Energy Network/Sina Proj.) Series 2000, 1.15%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,300,000	1,300,000
(W.E. Bassett Co. Proj.) Series 1986, 1.1%, LOC Fleet Bank NA, VRDN (a)(d)	800,000	800,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
0.95% tender 2/11/04, CP mode	8,900,000	8,900,000
1% tender 3/24/04, CP mode	7,600,000	7,600,000
Connecticut Gen. Oblig.:
Bonds:
Series 2002 A, 2% 12/1/03	13,720,000	13,720,000
Series A, 2% 4/15/04	1,500,000	1,504,969
Series E, 2% 8/15/04	10,000,000	10,067,841
Participating VRDN:
Series 03 0011, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	9,900,000	9,900,000
Series BA 02 A, 1.12% (Liquidity Facility Bank of America NA) (a)(f)	4,815,000	4,815,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN: - continued
Series EGL 01 0701, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	$ 20,000,000	$ 20,000,000
Series EGL 03 0011, 1.1% (Liquidity Facility Citibank NA, New York) (a)(f)	9,900,000	9,900,000
Series Floaters 01 681, 1.13% (Liquidity Facility Morgan Stanley) (a)(f)	10,355,000	10,355,000
Series MS 01 529, 1.13% (Liquidity Facility Morgan Stanley) (a)(f)	33,270,000	33,270,000
Series MS 01 571, 1.13% (Liquidity Facility Morgan Stanley) (a)(f)	24,820,000	24,820,000
Series PA 723R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	16,090,000	16,090,000
Series PA 888R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,995,000	4,995,000
Series PT 1246, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,895,000	9,895,000
Series PT 1803, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	9,000,000	9,000,000
Series Putters 291, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	13,340,000	13,340,000
Series Putters 320, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(f)	6,755,000	6,755,000
Series ROC II 4009, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	18,895,000	18,895,000
Series ROC II R1064, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	6,865,000	6,865,000
Series ROC II R3013, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,335,000	5,335,000
Series ROC II R4048, 1.1% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	5,240,000	5,240,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.):
Series S1, 0.9% tender 12/10/03, CP mode	15,600,000	15,600,000
Series S2:
0.95% tender 12/16/03, CP mode	1,000,000	1,000,000
1.02% tender 3/10/04, CP mode	5,000,000	5,000,000
Participating VRDN Series EGL 02 6027, 1.17% (Liquidity Facility Citibank NA, New York) (a)(f)	7,305,000	7,305,000
(Health Care Cap. Asset Prog.) Series A1, 1.1%, LOC Fleet Nat'l. Bank, VRDN (a)	22,610,000	22,610,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale Univ. Proj.) Series X3, 1.08%, VRDN (a)	$ 3,300,000	$ 3,300,000
Connecticut Hsg. Fin. Auth.:
Participating VRDN:
Series BA 99 D, 1.12% (Liquidity Facility Bank of America NA) (a)(d)(f)	19,995,000	19,995,000
Series Merlots 97 L, 1.2% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	7,045,000	7,045,000
Series 1990 C, 1.2%, VRDN (a)(d)	7,670,000	7,670,000
Series 1990 D, 1.2%, VRDN (a)(d)	10,235,000	10,235,000
Series 2001 A3, 1.13% (AMBAC Insured), VRDN (a)(d)	6,500,000	6,500,000
Series 2002 A3, 1.1% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 F2, 1.09% (AMBAC Insured), VRDN (a)(d)	3,900,000	3,900,000
Series B3, 1.1% (AMBAC Insured), VRDN (a)(d)	12,000,000	12,000,000
Sub Series E4:
1.1% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
1.1% (AMBAC Insured), VRDN (a)(d)	15,000,000	15,000,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds:
(Trans. Infrastructure Proj.):
Series 1994 A, 5.65% 4/1/11 (Pre-Refunded to 4/1/04 @ 101.5) (e)	5,025,000	5,178,515
Series A:
2% 9/1/04	4,500,000	4,529,794
4% 9/1/04	5,635,000	5,756,571
5.6% 4/1/09 (Pre-Refunded to 4/1/04 @ 101.5) (e)	9,105,000	9,381,549
Series B, 3% 12/1/03	7,255,000	7,255,000
Series ROC II R122, 1.18%, tender 5/6/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)(g)	12,265,000	12,265,000
Participating VRDN:
Series MS 01 735, 1.1% (Liquidity Facility Morgan Stanley) (a)(f)	14,740,000	14,740,000
Series PA 1039R, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	3,530,000	3,530,000
Series PA 966R, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,495,000	4,495,000
(Trans. Infrastructure Proj.) Series 2003 1, 1.12% (AMBAC Insured), VRDN (a)	30,145,000	30,145,000
Series 2000 1, 1.12% (FGIC Insured), VRDN (a)	5,190,000	5,190,000
Series 2003 2, 1.12% (AMBAC Insured), VRDN (a)	47,500,000	47,500,001
Cromwell Gen. Oblig. Bonds 3.5% 6/15/04	1,530,000	1,550,767
Danbury Gen. Oblig. BAN 1.5% 8/6/04	11,200,000	11,241,488
Municipal Securities - continued

Principal Amount

Value (Note 1)

Connecticut - continued
East Haven Gen. Oblig. BAN 2% 4/27/04	$ 3,455,000	$ 3,467,146
East Lyme Gen. Oblig. BAN 1.75% 7/22/04	13,200,000	13,266,853
Easton Gen. Oblig. BAN 2.5% 1/27/04	1,330,000	1,332,668
Fairfield Gen. Oblig. BAN 1.5% 7/29/04	7,000,000	7,026,556
New Haven Gen. Oblig. Series A:
0.88% 12/15/03, LOC Landesbank Hessen-Thuringen, CP	4,730,000	4,730,000
0.9% 12/12/03, LOC Landesbank Hessen-Thuringen, CP	6,725,000	6,725,000
0.97% 2/13/04, LOC Landesbank Hessen-Thuringen, CP	5,250,000	5,250,000
Norwalk Gen. Oblig. 1.12% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,815,000	1,815,000
Reg'l School District #9 BAN 1.75% 5/14/04	4,000,000	4,012,312
Reg'l. School District #15 BAN 1.5% 8/13/04	11,800,000	11,842,457
Reg'l. School District #8 BAN 1.75% 4/15/04	12,000,000	12,028,630
Rocky Hill Gen. Oblig. BAN 2% 8/13/04	7,315,000	7,366,652
Stamford Gen. Oblig. Bonds 4% 8/15/04	1,605,000	1,637,857
Westbrook Gen. Oblig. BAN 1.5% 7/29/04	5,450,000	5,460,638
Westport Gen. Oblig.:
Bonds Series Lot A, 3% 2/1/04	920,000	922,943
BAN 2% 2/3/04	3,200,000	3,205,103
		739,953,472
Puerto Rico - 9.7%
Puerto Rico Commonwealth Gen. Oblig.:
Bonds Series PA 1225, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)(g)	9,060,000	9,060,000
Participating VRDN:
Series Merlots 00 EE, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(f)	25,110,000	25,110,000
Series Merlots 01 A107, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(f)	8,610,000	8,610,000
Series MS 842, 1.1% (Liquidity Facility Morgan Stanley) (a)(f)	7,270,000	7,270,000
Series ROC II R185, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series ROC II R 4, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(f)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series RobIns 14, 1.1% (Liquidity Facility Bank of New York NA) (a)(f)	2,995,000	2,995,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series 2000 A15, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(f)	$ 17,040,000	$ 17,040,000
Series EGL 00 5101, 1.13% (Liquidity Facility Citibank NA, New York) (a)(f)	10,000,000	10,000,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 1.1% (Liquidity Facility Morgan Stanley) (a)(f)	7,330,000	7,330,000
Series PA 771, 1.09% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	5,015,000	5,015,000
Series RobIns 16, 1.12% (Liquidity Facility Bank of New York NA) (a)(f)	2,000,000	2,000,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.47%, LOC Banco Santander Central Hispano SA, VRDN (a)	2,000,000	2,000,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 1.1% (Liquidity Facility Morgan Stanley) (a)(f)	2,335,000	2,335,000
		102,765,000

Shares

Other - 20.0%
Fidelity Municipal Cash Central Fund, 1.16% (b)(c)	210,853,826	210,853,826
TOTAL INVESTMENT PORTFOLIO - 99.9%		1,053,572,298
NET OTHER ASSETS - 0.1%		1,004,529
NET ASSETS - 100%		$ 1,054,576,827
Total Cost for Income Tax Purposes $ 1,053,572,298
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,325,000 or 2.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Connecticut Spl. Tax Oblig. Rev. Bonds Series ROC II R122, 1.18%, tender 5/6/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	1/11/02	$ 12,265,000
Puerto Rico Commonwealth Gen. Oblig. Bonds Series PA 1225, 1.3%, tender 11/18/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/21/03	$ 9,060,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,053,572,298
Cash		5,315,457
Receivable for investments sold on a delayed delivery basis		2,399,212
Receivable for fund shares sold		4,601,587
Interest receivable		2,770,213
Prepaid expenses		5,108
Receivable from investment adviser for expense reductions		18,664
Other receivables		2,902
Total assets		1,068,685,441

Liabilities
Payable for investments purchased	$ 5,218,301
Payable for fund shares redeemed	8,415,172
Distributions payable	17,043
Accrued management fee	331,832
Other affiliated payables	95,142
Other payables and accrued expenses	31,124
Total liabilities		14,108,614

Net Assets		$ 1,054,576,827
Net Assets consist of:
Paid in capital		$ 1,054,439,841
Accumulated net realized gain (loss) on investments		136,986
Net Assets, for 1,054,049,321 shares outstanding		$ 1,054,576,827
Net Asset Value, offering price and redemption price per share ($1,054,576,827 ÷ 1,054,049,321 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended November 30, 2003

Investment Income
Interest		$ 11,215,469

Expenses
Management fee	$ 3,942,455
Transfer agent fees	1,001,764
Accounting fees and expenses	132,307
Non-interested trustees' compensation	5,169
Custodian fees and expenses	14,535
Registration fees	25,284
Audit	46,727
Legal	10,981
Miscellaneous	23,312
Total expenses before reductions	5,202,534
Expense reductions	(347,683)	4,854,851
Net investment income		6,360,618
Net realized gain (loss) on investment securities		253,756
Net increase in net assets resulting from operations		$ 6,614,374

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,360,618	$ 9,295,659
Net realized gain (loss)	253,756	190,967
Net increase (decrease) in net assets resulting from operations	6,614,374	9,486,626
Distributions to shareholders from net investment income	(6,360,618)	(9,295,659)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,929,812,002	1,658,560,085
Reinvestment of distributions	6,184,303	9,051,542
Cost of shares redeemed	(1,857,593,225)	(1,684,615,591)
Net asset value of Fidelity Connecticut Municipal Money Market shares issued in exchange for the net assets of Spartan Connecticut Municipal Money Market	-	185,507,942
Net increase (decrease) in net assets and shares resulting from share transactions	78,403,080	168,503,978
Total increase (decrease) in net assets	78,656,836	168,694,945

Net Assets
Beginning of period	975,919,991	807,225,046
End of period	$ 1,054,576,827	$ 975,919,991

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.024	.034	.026
Distributions from net investment income	(.006)	(.010)	(.024)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.62%	.99%	2.44%	3.47%	2.63%
Ratios to Average Net Assets B
Expenses before expense reductions	.50%	.51%	.51%	.54%	.55%
Expenses net of voluntary waivers, if any	.48%	.49%	.51%	.54%	.55%
Expenses net of all reductions	.47%	.45%	.46%	.54%	.54%
Net investment income	.61%	1.00%	2.41%	3.43%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,054,577	$ 975,920	$ 807,225	$ 718,657	$ 532,948

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

1. Significant Accounting Policies.

Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Connecticut. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund.

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 31,962,579	|
Unrealized depreciation	(311,999)
Net unrealized appreciation (depreciation)	31,650,580
Undistributed ordinary income	1,445,659
Undistributed long-term capital gain	4,114,202

Cost for federal income tax purposes	$ 398,514,451

The tax character of distributions paid for the income fund was as follows:

	November 30, 2003	November 30, 2002
Tax-exempt Income	$ 18,981,278	$ 18,496,836
Long-term Capital Gains	1,374,463	2,501,810
Total	$ 20,355,741	$ 20,998,646

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Annual Report

Notes to Financial Statements - continued

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Connecticut Municipal Income Fund	.25%	.13%	.38%
Fidelity Connecticut Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Connecticut Municipal Income Fund	.07%	|
Fidelity Connecticut Municipal Money Market Fund	.10%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Connecticut Municipal Money Market Fund	$ 1,843,455

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Fidelity Connecticut Municipal Money Market Fund	.48%	$ 221,966

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Connecticut Municipal Income Fund	$ 6,995	$ 40,789
Fidelity Connecticut Municipal Money Market Fund	14,487	111,230

6. Merger Information.

On March 25, 2002, the money market fund acquired all of the assets and assumed all of the liabilities of Spartan Connecticut Municipal Money Market Fund. The acquisition, which was approved by the shareholders of Spartan Connecticut Municipal Money Market Fund on March 13, 2002, was accomplished by an exchange of 185,464,324 shares of the money market fund for the 185,464,324 shares then outstanding (valued at $1.00 per share) of Spartan Connecticut Municipal Money Market Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Connecticut Municipal Money Market Fund's net assets, were combined with the money market fund for total net assets after the acquisition of $1,019,637,737.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Connecticut Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Connecticut Municipal Money Market (2001) and Spartan Connecticut Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Court Street Trust (1987) and Fidelity Court Street Trust II (1991). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997 or 2000

Vice President of Connecticut Municipal Money Market (2000) and Spartan Connecticut Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan Connecticut Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of Connecticut Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1987 or 1989

Assistant Treasurer of Connecticut Municipal Money Market (1989) and Spartan Connecticut Municipal Income (1987). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of Connecticut Municipal Money Market and Spartan Connecticut Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Connecticut Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Pay Date	Record Date	Capital Gains
12/22/03	12/19/03	$.105
01/12/04	01/09/04	$.01

During fiscal year ended 2003, 100% of Spartan Connecticut Municipal Income Fund's income dividends was free from federal income tax, and 9.23% of Spartan Connecticut Municipal Income Fund's income dividends was subject to the federal alternative minimum tax.

During fiscal year ended 2003, 100% of Fidelity Connecticut Municipal Money Market Fund's income dividends was free from federal income tax, and 29.30% of Fidelity Connecticut Municipal Money Market Fund's income dividends was subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Managment, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)

1-800-544-5555

Automated lines for quickest service

CTR-UANN-0104
1.786713.100

Spartan®

New Jersey Municipal
Funds

and

Fidelity ®
New Jersey Municipal
Money Market Fund

Annual Report

November 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Spartan New Jersey Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Auditors' Opinion	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the funds' proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although money market funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities. Interest rate increases can cause the price of a debt security to decrease. A portion of the dividends you receive may be subject to federal, state, or local income tax or may be subject to the federal alternative minimum tax.

Annual Report

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

Edward C. Johnson 3d

Annual Report

Spartan New Jersey Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan NJ Municipal Income	7.04%	5.63%	5.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® New Jersey Municipal Income Fund on November 30, 1993. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Spartan New Jersey Municipal Income Fund

Comments from Mark Sommer, Portfolio Manager of Spartan® New Jersey Municipal Income Fund

Tax-exempt municipal bonds performed very well for the 12 months ending November 30, 2003. In that time, the Lehman Brothers® Municipal Bond Index, a measure of performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, advanced 6.65%. That surpassed similar Lehman Brothers indexes for Treasury, agency, mortgage- and asset-backed securities, a gap made even wider considering munis' tax-equivalent yield advantage. The overall taxable bond market, as measured by the Lehman Brothers Aggregate Bond Index, gained 5.18%. Much of that increase was attributable to the strength of corporate bonds, which accounted for 26% of the index and rose 9.65%, according to the Lehman Brothers Credit Bond Index. Munis surged for much of the year against a backdrop of weak economic growth, low interest rates and virtually non-existent inflation, but dropped nearly 4% in June and July when a brighter economic forecast sent interest rates higher and bond prices tumbling. Munis rebounded later thanks to strong investor demand and reassurances from the Federal Reserve Board that it would keep rates low for the immediate future.

Spartan New Jersey Municipal Income Fund returned 7.04% during the 12-month period, outpacing the fund's peer group as measured by the LipperSM New Jersey Municipal Debt Funds Average, which returned 6.22%. The Lehman Brothers New Jersey 4 Plus Year Modified Municipal Bond Index returned 7.16%. Sector selection and an emphasis on high-quality securities contributed to the fund's outperformance of its peers. A small stake in tobacco bonds relative to the index worked in the fund's favor as investors punished the sector for credit-rating downgrades, although those the fund did hold detracted from performance. The fund's focus on high-quality bonds also helped as investors favored them over riskier, less-liquid securities. Throughout the period, the fund maintained holdings in escrowed/prerefunded bonds, in part because of their high credit quality, and in bonds issued in Puerto Rico, which were deemed to be good values relative to New Jersey bonds and are free from taxes in all 50 states.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan New Jersey Municipal Income Fund

Investment Changes

Top Five Sectors as of November 30, 2003

% of fund's net assets

% of fund's net assets 6 months ago

General Obligations	35.5	34.6
Transportation	24.0	28.3
Escrowed/Pre-Refunded	8.7	5.0
Water & Sewer	7.4	10.3
Electric Utilities	5.7	2.1
Average Years to Maturity as of November 30, 2003

6 months ago

Years	14.4	15.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of November 30, 2003

6 months ago

Years	7.5	7.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2003	As of May 31, 2003
AAA 70.9%	AAA 67.4%
AA,A 18.9%	AA,A 25.4%
BBB 4.7%	BBB 2.8%
BB and Below 0.3%	BB and Below 0.2%
Not Rated 2.3%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan New Jersey Municipal Income Fund

Investments November 30, 2003

Showing Percentage of Net Assets

Municipal Bonds - 97.1%

Principal Amount

Value (Note 1)

New Jersey - 76.6%
Atlantic County Gen. Oblig. Ctfs. of Prtn. (Pub. Facilities Lease Agreement Proj.):
7.4% 3/1/07 (FGIC Insured)	$ 3,035,000	$ 3,537,869
7.4% 3/1/08 (FGIC Insured)	3,260,000	3,922,954
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	845,000	993,712
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,565,913
Atlantic County Util. Auth. Swr. Rev. Series A, 5.85% 1/15/15 (AMBAC Insured)	2,620,000	2,687,229
Bergen County Utils. Auth. Wtr. Poll. Cont. Rev. Series B, 0% 12/15/07 (FGIC Insured)	7,500,000	6,789,000
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,964,748
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,202,982
5.25% 8/15/17	1,000,000	1,089,010
5.25% 8/15/19	1,000,000	1,070,030
Camden County Muni. Utils. Auth. Swr. Rev. 6% 7/15/06 (FGIC Insured)	660,000	729,630
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,746,522
Essex County Gen. Oblig. Series A2, 6.25% 9/1/10 (AMBAC Insured)	4,735,000	5,188,613
Essex County Impt. Auth. (County Correctional Facility Proj.):
Series 2000, 5.75% 10/1/30 (FGIC Insured)	3,605,000	3,978,478
5.25% 10/1/18 (MBIA Insured)	1,000,000	1,085,470
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,813,996
Garden State Preservation Trust Open Space & Farmland Preservation Series A, 5.25% 11/1/19 (FSA Insured)	6,000,000	6,493,680
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,685,000	3,128,481
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,850,556
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,907,340
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,842,597
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,943,801
Jersey City Gen. Oblig. Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,412,963
Municipal Bonds - continued

Principal Amount

Value (Note 1)

New Jersey - continued
Jersey City Swr. Auth. Swr. Rev. 6% 1/1/07 (AMBAC Insured)	$ 2,175,000	$ 2,434,086
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	883,541
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,321,420
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,117,820
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,502,854
5.25% 9/15/17	2,000,000	2,186,260
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,084,459
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,178,317
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	1,130,000	1,258,142
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,423,035
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,334,440
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(The Seeing Eye, Inc. Proj.) 6.2% 12/1/24	2,000,000	2,212,580
(Weyerhauser Co. Proj.) 9% 11/1/04	2,000,000	2,135,380
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 10/31/04 (a)(b)	5,200,000	5,290,532
New Jersey Econ. Dev. Auth. Lease Rev. (State Office Bldgs. Projs.) 6% 6/15/13 (AMBAC Insured)	3,180,000	3,752,654
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	5,000,000	5,064,750
New Jersey Econ. Dev. Auth. Rev. (Edl. Testing Svc. Proj.) Series A, 6.5% 5/15/05 (MBIA Insured)	800,000	849,288
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	1,000,000	1,156,130
Series 2001 A:
5.125% 6/15/14 (AMBAC Insured)	6,210,000	6,766,540
5.25% 6/15/15 (AMBAC Insured)	5,995,000	6,614,224
Series C, 5.25% 6/15/17 (MBIA Insured)	11,000,000	11,996,820
Series F, 5% 6/15/10 (FGIC Insured)	5,330,000	5,941,404
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	8,249,164
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,860,850
Municipal Bonds - continued

Principal Amount

Value (Note 1)

New Jersey - continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.: - continued
(American Wtr. Co., Inc. Proj.):
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	$ 3,270,000	$ 3,312,935
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	1,022,900
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/08	4,855,000	5,418,520
5.25% 3/1/09	4,855,000	5,462,992
5.25% 3/1/10	4,855,000	5,487,218
5.25% 3/1/11	4,605,000	5,205,124
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,215,360
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,595,000	1,858,638
(Higher Ed. Equip. Leasing Fund Prog.) Series 2001 A, 5% 9/1/08	3,215,000	3,566,817
(Princeton Univ. Proj.):
Series E, 5% 7/1/19 (Pre-Refunded to 7/1/10 @ 100) (c)	3,595,000	4,048,653
5% 7/1/08	1,240,000	1,379,686
(Rowan Univ. Proj.) Series C, 5.25% 7/1/09 (FGIC Insured)	1,365,000	1,543,897
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,453,292
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	1,675,000	1,916,904
5.5% 9/1/11	2,830,000	3,211,314
5.5% 9/1/12	2,980,000	3,342,994
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09	1,500,000	1,750,185
Series H, 5.25% 7/1/11	3,345,000	3,782,091
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	4,124,540
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,109,590
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	1,710,000	1,717,045
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25% 7/1/11 (FSA Insured)	750,000	835,110
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25% 1/1/12 (MBIA Insured)	3,165,000	3,469,378
Municipal Bonds - continued

Principal Amount

Value (Note 1)

New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	$ 1,930,000	$ 2,168,702
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,294,286
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,090,940
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	3,000,000	3,193,590
5.375% 11/15/33	2,040,000	2,060,135
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Home Buyer Proj.) Series W, 4.75% 10/1/17 (MBIA Insured)	330,000	331,680
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
6% 1/1/19 (Escrowed to Maturity) (c)	4,485,000	5,364,105
6.2% 1/1/10 (Escrowed to Maturity) (c)	5,970,000	6,977,617
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (MBIA Insured)	1,360,000	1,537,235
6% 3/1/14 (MBIA Insured)	4,220,000	4,935,754
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A:
5.5% 1/1/25 (MBIA Insured)	10,370,000	11,113,425
5.5% 1/1/30 (MBIA Insured)	20,100,000	21,485,291
Series A:
5.6% 1/1/22 (MBIA Insured)	7,925,000	8,678,034
5.625% 1/1/15 (MBIA Insured)	615,000	681,654
5.625% 1/1/15 (Pre-Refunded to 1/1/10 @ 100) (c)	2,385,000	2,747,568
5.75% 1/1/10 (Escrowed to Maturity) (c)	735,000	851,828
5.75% 1/1/10 (MBIA Insured)	2,740,000	3,172,098
6% 1/1/11 (Escrowed to Maturity) (c)	580,000	679,708
6% 1/1/11 (MBIA Insured)	1,420,000	1,668,216
Series C:
6.5% 1/1/09 (Escrowed to Maturity) (c)	1,300,000	1,545,128
6.5% 1/1/16	675,000	819,153
6.5% 1/1/16 (Escrowed to Maturity) (c)	2,715,000	3,307,739
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	10,000,000	11,341,200
Series A, 5.75% 6/15/15 (MBIA Insured)	3,000,000	3,513,870
Series B:
5.25% 6/15/10	4,400,000	4,857,292
5.25% 6/15/15	5,500,000	6,030,420
Municipal Bonds - continued

Principal Amount

Value (Note 1)

New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series C:
5.5% 12/15/10 (FSA Insured)	$ 8,000,000	$ 9,233,120
5.75% 12/15/12 (FSA Insured)	5,000,000	5,845,850
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	5,000,000	5,591,300
Series B, 5.75% 2/1/07 (AMBAC Insured)	1,000,000	1,108,120
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	2,465,000	2,733,118
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,796,765
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,238,679
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/14 (MBIA Insured)	2,525,000	2,840,600
5.25% 12/15/15 (MBIA Insured)	2,660,000	2,964,144
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,088,260
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,099,470
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	695,560
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,275,190
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	4,540,000	5,025,008
5.25% 1/1/16	2,400,000	2,633,544
5.125% 1/1/10	3,680,000	4,022,203
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,556,415
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,386,880
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,233,257
Tobacco Settlement Fing. Corp.:
6.125% 6/1/42	2,200,000	1,939,080
6.375% 6/1/32	11,200,000	10,657,584
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,950,480
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,315,840
West Deptford Township Gen. Oblig.:
5.5% 9/1/23 (FGIC Insured)	2,525,000	2,749,877
5.5% 9/1/24 (FGIC Insured)	1,230,000	1,335,743
Municipal Bonds - continued

Principal Amount

Value (Note 1)

New Jersey - continued
West Deptford Township Gen. Oblig.: - continued
5.625% 9/1/30 (FGIC Insured)	$ 5,225,000	$ 5,702,774
West Orange Board of Ed. Rev. Ctfs. of Prtn. 5.625% 10/1/29 (MBIA Insured)	2,000,000	2,139,760
		421,400,736
New Jersey/Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/17	3,000,000	3,230,160
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,229,500
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,291,380
6% 1/1/18 (FSA Insured)	1,300,000	1,493,297
		9,244,337
New York & New Jersey - 12.5%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	3,595,000	3,829,214
Port Auth. of New York & New Jersey:
107th Series:
6% 10/15/05 (b)	1,740,000	1,874,850
6% 10/15/06 (b)	1,535,000	1,700,657
108th Series, 6% 7/15/07 (b)	6,430,000	7,203,336
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,659,628
120th Series:
5.5% 10/15/35 (MBIA Insured) (b)	7,000,000	7,243,950
5.75% 10/15/13 (MBIA Insured) (b)	3,000,000	3,345,510
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,182,970
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	12,000,000	12,344,760
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,685,762
127th Series:
5% 12/15/07 (AMBAC Insured) (b)	2,540,000	2,796,438
5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,762,376
Municipal Bonds - continued

Principal Amount

Value (Note 1)

New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
128th Series:
5% 11/1/18 (FSA Insured)	$ 3,000,000	$ 3,207,600
5% 11/1/19 (FSA Insured)	2,800,000	2,987,292
5% 11/1/22 (FSA Insured)	2,190,000	2,296,390
		69,120,733
Puerto Rico - 6.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,314,326
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series B, 5.875% 7/1/35 (MBIA Insured)	1,625,000	1,862,933
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,493,590
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	3,700,000	4,028,967
5.5% 10/1/40 (Escrowed to Maturity) (c)	11,785,000	12,788,728
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,634,900
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	1,535,000	1,536,673
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19 (FSA Insured)	2,740,000	3,054,634
		34,714,751
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $502,603,605)	534,480,557
NET OTHER ASSETS - 2.9%	15,817,742
NET ASSETS - 100%	$ 550,298,299
Swap Agreements

Expiration Date

Notional Amount

Unrealized Appreciation/ (Depreciation)

Interest Rate Swap
Receive quarterly a fixed rate equal to 4.169% and pay quarterly a floating rate based on BMA Municipal Swap Index with Morgan Stanley, Inc.	March 2019	$ 4,000,000	$ (2,657)
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.5%
Transportation	24.0
Escrowed/Pre-Refunded	8.7
Water & Sewer	7.4
Electric Utilities	5.7
Others* (individually less than 5%)	18.7
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $133,542,945 and $183,467,707, respectively.
Income Tax Information
The fund hereby designates approximately $3,407,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value (cost $502,603,605) - See accompanying schedule		$ 534,480,557
Cash		7,573,299
Receivable for fund shares sold		181,585
Interest receivable		8,927,327
Prepaid expenses		2,819
Other receivables		1,168
Total assets		551,166,755

Liabilities
Payable for fund shares redeemed	$ 74,511
Distributions payable	544,047
Unrealized loss on swap agreements	2,657
Accrued management fee	172,079
Other affiliated payables	44,361
Other payables and accrued expenses	30,801
Total liabilities		868,456

Net Assets		$ 550,298,299
Net Assets consist of:
Paid in capital		$ 511,083,403
Undistributed net investment income		29,620
Accumulated undistributed net realized gain (loss) on investments		7,310,981
Net unrealized appreciation (depreciation) on investments		31,874,295
Net Assets, for 46,245,747 shares outstanding		$ 550,298,299
Net Asset Value, offering price and redemption price per share ($550,298,299 ÷ 46,245,747 shares)		$ 11.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended November 30, 2003

Investment Income
Interest		$ 26,240,666

Expenses
Management fee	$ 2,165,561
Transfer agent fees	395,754
Accounting fees and expenses	168,118
Non-interested trustees' compensation	3,076
Custodian fees and expenses	9,207
Registration fees	17,798
Audit	50,975
Legal	5,728
Miscellaneous	5,585
Total expenses before reductions	2,821,802
Expense reductions	(45,785)	2,776,017
Net investment income (loss)		23,464,649
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	7,246,413
Swap agreements	335,850
Total net realized gain (loss)		7,582,263
Change in net unrealized appreciation (depreciation) on: Investment securities	7,155,356
Swap agreements	(44,142)
Total change in net unrealized appreciation (depreciation)		7,111,214
Net gain (loss)		14,693,477
Net increase (decrease) in net assets resulting from operations		$ 38,158,126

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,464,649	$ 22,856,048
Net realized gain (loss)	7,582,263	3,469,952
Change in net unrealized appreciation (depreciation)	7,111,214	4,354,287
Net increase (decrease) in net assets resulting from operations	38,158,126	30,680,287
Distributions to shareholders from net investment income	(23,508,344)	(22,828,313)
Distributions to shareholders from net realized gain	(3,285,675)	(2,444,818)
Total distributions	(26,794,019)	(25,273,131)
Share transactions Net proceeds from sales of shares	100,331,671	165,422,259
Reinvestment of distributions	19,554,205	18,762,471
Cost of shares redeemed	(154,254,887)	(130,390,791)
Net increase (decrease) in net assets resulting from share transactions	(34,369,011)	53,793,939
Redemption fees	8,015	7,624
Total increase (decrease) in net assets	(22,996,889)	59,208,719

Net Assets
Beginning of period	573,295,188	514,086,469
End of period (including undistributed net investment income of $29,620 and undistributed net investment income of $87,522, respectively)	$ 550,298,299	$ 573,295,188
Other Information Shares
Sold	8,454,638	14,202,684
Issued in reinvestment of distributions	1,653,243	1,620,794
Redeemed	(13,063,743)	(11,280,183)
Net increase (decrease)	(2,955,862)	4,543,295

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 11.51	$ 11.18	$ 10.89	$ 11.55
Income from Investment Operations
Net investment income (loss)	.487 B	.495 B	.532 B	.559 B	.528
Net realized and unrealized gain (loss)	.318	.196	.334	.289	(.601)
Total from investment operations	.805	.691	.866	.848	(.073)
Distributions from net investment income	(.488)	(.495)	(.534)	(.559)	(.528)
Distributions from net realized gain	(.067)	(.056)	(.003)	-	(.049)
Distributions in excess of net realized gain	-	-	-	-	(.011)
Total distributions	(.555)	(.551)	(.537)	(.559)	(.588)
Redemption fees added to paid in capital	- B, D	- B, D	.001 B	.001 B	.001
Net asset value, end of period	$ 11.90	$ 11.65	$ 11.51	$ 11.18	$ 10.89
Total Return A	7.04%	6.15%	7.86%	8.03%	(.65)%
Ratios to Average Net AssetsC
Expenses before expense reductions	.49%	.50%	.50%	.51%	.55%
Expenses net of voluntary waivers, if any	.49%	.50%	.50%	.51%	.55%
Expenses net of all reductions	.49%	.47%	.41%	.45%	.55%
Net investment income (loss)	4.11%	4.26%	4.62%	5.11%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 550,298	$ 573,295	$ 514,086	$ 384,316	$ 380,019
Portfolio turnover rate	24%	21%	19%	49%	19%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days

% of fund's investments 11/30/03

% of fund's investments 5/31/03

% of fund's investments 11/30/02

0 - 30	73.9	85.2	69.8
31 - 90	2.3	3.8	5.4
91 - 180	5.1	5.1	6.8
181 - 397	18.7	5.9	18.0
Weighted Average Maturity

11/30/03

5/31/03

11/30/02

Spartan New Jersey Municipal Money Market Fund	61 Days	34 Days	61 Days
New Jersey Tax-Free Money Market Funds Average*	51 Days	36 Days	49 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2003	As of May 31, 2003
Variable Rate Demand Notes (VRDNs) 65.2%	Variable Rate Demand Notes (VRDNs) 64.0%
Commercial Paper (including CP Mode) 3.3%	Commercial Paper (including CP Mode) 0.0%
Tender Bonds 3.4%	Tender Bonds 3.5%
Municipal Notes 20.9%	Municipal Notes 24.7%
Fidelity Municipal Cash Central Fund 0.5%	Fidelity Municipal Cash Central Fund 4.1%
Other Investments 3.8%	Other Investments 0.7%
Net Other Assets 2.9%	Net Other Assets 3.0%

Current and Historical Seven-Day Yields

	12/1/03	9/1/03	6/2/03	3/3/03	12/2/02
Spartan New Jersey Municipal Money Market	0.75%	0.54%	0.92%	0.87%	1.00%
If Fidelity had not reimbursed certain fund expenses	0.67%	0.46%	0.84%	0.79%	0.92%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Spartan New Jersey Municipal Money Market Fund

Investments November 30, 2003

Showing Percentage of Net Assets

Municipal Securities - 97.1%

Principal Amount

Value (Note 1)

New Jersey/Pennsylvania - 4.8%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 1,510,000	$ 1,510,000
Series Merlots 00 K, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	10,900,000	10,900,000
Series PA 606, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,700,000	4,700,000
Series SG 53, 1.13% (Liquidity Facility Societe Generale) (b)(f)	5,700,000	5,700,000
Series SGA 89, 1.15% (Liquidity Facility Societe Generale) (b)(f)	4,645,000	4,645,000
		27,455,000
Delaware/New Jersey - 0.9%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,980,000	4,980,000
New Jersey - 64.7%
Aberdeen Township Gen. Oblig. BAN 2% 8/13/04	7,866,838	7,921,833
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	2,190,000	2,190,000
Burlington County Gen. Oblig. BAN 1% 7/16/04	4,309,000	4,309,660
Camden County Impt. Auth. Rev. (Jewish Cmnty. Ctr. Proj.) Series 1995, 1.1%, LOC Nat'l. Westminster Bank PLC, VRDN (b)	1,165,000	1,165,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,800,000	8,800,000
Cranford Township Gen. Oblig. BAN 1.75% 1/7/04	5,972,374	5,975,480
Dover Township BAN 1.1% 12/26/03	4,800,000	4,800,161
East Brunswick Township Gen. Oblig. BAN 1.5% 3/26/04	3,116,300	3,120,300
Edgewater Gen. Oblig. BAN 2% 6/11/04	6,180,250	6,209,033
Edison Township Gen. Oblig. BAN 1.5% 6/24/04	9,257,000	9,277,516
Englewood Gen. Oblig. BAN 1.25% 7/9/04	15,033,511	15,054,684
Essex County Gen. Oblig. TAN 1% 12/15/03	10,000,000	10,000,294
Essex County Impt. Auth. Bonds Series FRRI A27, 1.49%, tender 12/1/04 (Liquidity Facility Bank of New York NA) (b)(f)(g)	6,650,000	6,650,000
Hamilton Township Mercer County BAN 1.75% 10/14/04	8,478,000	8,530,079
Howell Township Gen. Oblig. BAN Series A, 1.5% 5/7/04	5,930,000	5,939,600
Lakewood Township Gen. Oblig. BAN 1.75% 4/23/04	5,078,000	5,090,435
Municipal Securities - continued

Principal Amount

Value (Note 1)

New Jersey - continued
New Jersey Econ. Dev. Auth. Participating VRDN Series MSTC 9057, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	$ 3,000,000	$ 3,000,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Herzel Motor Corp. Proj.) Series 1989 L, 1.27%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	150,000	150,000
(Int'l. Processing Corp. Proj.) 1.2%, LOC Bank of America NA, VRDN (b)(e)	500,000	500,000
New Jersey Econ. Dev. Auth. Market Transition Facility Rev. Bonds Series A, 7% 7/1/04 (MBIA Insured)	3,160,000	3,269,051
New Jersey Econ. Dev. Auth. Rev.:
(Eastern Silk Proj.) Second Series D2, 1.2%, LOC BNP Paribas SA, VRDN (b)(e)	725,000	725,000
(Jewish Home Rockleigh Proj.) Series B, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,000,000	7,000,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Participating VRDN:
Series Merlots A41, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,500,000	2,500,000
Series PT 1801, 1.1% (Liquidity Facility WestLB AG) (b)(f)	1,000,000	1,000,000
Series ROC II R203, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	3,370,000	3,370,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 1.23%, LOC Wachovia Bank NA, VRDN (b)(e)	4,840,000	4,840,000
(LPS Inds. Proj.) 1.23%, LOC Wachovia Bank NA, VRDN (b)(e)	2,800,000	2,800,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 1.13%, LOC Citibank NA, New York, VRDN (b)(e)	3,000,000	3,000,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 00 417, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)(f)	2,005,000	2,005,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series PT 1560, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,000,000	6,000,000
New Jersey Gen. Oblig.:
Participating VRDN:
Series EGL 03 0005, 1.13% (Liquidity Facility Citibank NA, New York) (b)(f)	9,700,000	9,700,000
Series EGL 96 3001, 1.13% (Liquidity Facility Citibank NA, New York) (b)(f)	3,100,000	3,100,000
Series FRRI L8, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	5,700,000	5,700,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

New Jersey - continued
New Jersey Gen. Oblig.: - continued
Participating VRDN:
Series LB 03 L35J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	$ 8,000,000	$ 8,000,000
Series LB 03 L36J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	17,500,000	17,500,000
Series MS 01 549, 1.1% (Liquidity Facility Morgan Stanley) (b)(f)	1,975,000	1,975,000
Series PA 703, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,400,000	8,400,000
TRAN 2% 6/25/04	28,770,000	28,925,662
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 833, 1.13% (Liquidity Facility Morgan Stanley) (b)(f)	3,000,000	3,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Bonds Series EE, 1.1% 4/1/04 (e)	4,000,000	4,000,000
Participating VRDN Series 1999 V, 1.17% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,425,000	2,425,000
New Jersey Tpk. Auth. Rev. Participating VRDN Series EGL 00 3002, 1.13% (Liquidity Facility Citibank NA, New York) (b)(f)	5,830,000	5,830,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 030047, 1.13% (Liquidity Facility Citibank NA, New York) (b)(f)	6,100,000	6,100,000
Series Merlots 00 EEE, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,000,000	3,000,000
Series MS 03 835, 1.13% (Liquidity Facility Morgan Stanley) (b)(f)	6,595,000	6,595,000
Series PA 667, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995,000	4,995,000
Series PA 751, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,995,000	9,995,000
Series ROC II R4032, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	5,300,000	5,300,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series EGL 03 53, 1.13% (Liquidity Facility Citibank NA) (b)(f)	5,750,000	5,750,000
Series EGL 030034, 1.13% (Liquidity Facility Citibank NA, New York) (b)(f)	9,100,000	9,100,000
Series EGL 030035, 1.13% (Liquidity Facility Citibank NA, New York) (b)(f)	8,000,000	8,000,000
Series PA 958P, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,500,000	2,500,000
Series PA 979R, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,465,000	10,465,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series PT 1723, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 5,510,000	$ 5,510,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(f)	4,200,000	4,200,000
Rutgers State Univ. Rev. Bonds Series 2003 C, 2% 5/1/04	9,170,000	9,206,029
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds Series MS 00 381, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (b)(f)(g)	10,000,000	10,000,000
South Orange Village Township Rev. BAN 1.75% 2/19/04	4,279,322	4,284,880
Univ. of Medicine & Dentistry Series 2002 B, 1.1% (AMBAC Insured), VRDN (b)	20,600,000	20,600,000
		369,349,697
New York & New Jersey - 21.5%
New York & New Jersey Port Auth. Participating VRDN Series AAB 00 19, 1.11% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	6,670,000	6,670,000
Port Auth. New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series FRRI 00 N18, 1.17% (Liquidity Facility Bank of New York NA) (b)(e)(f)	2,000,000	2,000,000
Series Merlots 00 B5, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,280,000	2,280,000
Series MS 00 331, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)(f)	7,500,000	7,500,000
Series MS 00 353, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)(f)	3,300,000	3,300,000
Series MS 98 157, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)(f)	1,370,000	1,370,000
Series Putters 278, 1.18% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,300,000	4,300,000
Port Auth. of New York & New Jersey:
Bonds:
124th Series, 4.5% 8/1/04 (e)	3,770,000	3,854,563
Series PT 418, 1.1%, tender 1/22/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)(g)	2,285,000	2,285,000
Series TT, 3.625% 4/15/04	1,000,000	1,009,704
Participating VRDN:
Series EGL 030059, 1.13% (Liquidity Facility Citibank NA) (b)(f)	5,000,000	5,000,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Floaters 01 693, 1.13% (Liquidity Facility Morgan Stanley) (b)(e)(f)	$ 4,190,000	$ 4,190,000
Series Putters 177, 1.18% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,400,000	2,400,000
Series ROC 238, 1.18% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	3,460,000	3,460,000
Series ROC II R42, 1.18% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)(f)	6,155,000	6,155,000
Series SG 96 52, 1.15% (Liquidity Facility Societe Generale) (b)(e)(f)	11,980,000	11,980,000
Series 1991 2, 1.18%, VRDN (b)(e)(g)	6,400,000	6,400,000
Series 1992 2, 1.15%, VRDN (b)(g)	6,900,000	6,900,000
Series 1997 1, 1.15%, VRDN (b)(g)	8,900,000	8,900,000
Series 1997 1B, 1.18%, VRDN (b)	3,200,000	3,200,000
Series 1997 2, 1.15%, VRDN (b)(g)	10,400,000	10,400,000
Series A, 0.88% 12/8/03, CP (e)	6,000,000	6,000,000
Series B:
0.88% 12/15/03, CP	11,000,000	11,000,000
1.05% 12/16/03, CP	2,000,000	2,000,000
		122,554,267
Puerto Rico - 4.7%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series MS 842, 1.1% (Liquidity Facility Morgan Stanley) (b)(f)	1,000,000	1,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series MS 843, 1.1% (Liquidity Facility Morgan Stanley) (b)(f)	2,500,000	2,500,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Putters 347, 1.13% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,220,000	2,220,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots A40, 1.14% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,675,000	2,675,000
Series MS 01 846, 1.13% (Liquidity Facility Morgan Stanley) (b)(f)	9,155,000	9,155,000
Series SGA 43, 1.1% (Liquidity Facility Societe Generale) (b)(f)	3,100,000	3,100,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Puerto Rico - continued
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 1.47%, LOC Banco Santander Central Hispano SA, VRDN (b)	$ 1,650,000	$ 1,650,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 01 808, 1.1% (Liquidity Facility Morgan Stanley) (a)(b)(f)	4,690,000	4,690,000
		26,990,000

Shares

Other - 0.5%
Fidelity Municipal Cash Central Fund, 1.16% (c)(d)	3,162,100	3,162,100
TOTAL INVESTMENT PORTFOLIO - 97.1%		554,491,064
NET OTHER ASSETS - 2.9%		16,371,174
NET ASSETS - 100%		$ 570,862,238
Total Cost for Income Tax Purposes $ 554,491,064
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,535,000 or 9.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Essex County Impt. Auth. Bonds Series FRRI A27, 1.49%, tender 12/1/04 (Liquidity Facility Bank of New York NA)	5/22/02 - 10/28/03	$ 6,650,000
Port Auth. of New York & New Jersey Bonds Series PT 418, 1.1%, tender 1/22/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/30/00	$ 2,285,000
Port Auth. of New York & New Jersey: Series 1991 2, 1.18%, VRDN	6/18/91	$ 6,400,000
Series 1992 2, 1.15%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 1.15%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 1.15%, VRDN	9/15/97	$ 10,400,000
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds Series MS 00 381, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	9/20/00	$ 10,000,000
Income Tax Information
The fund hereby designates approximately $206,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 554,491,064
Cash		2,841,111
Receivable for investments sold		13,400,000
Receivable for fund shares sold		705,989
Interest receivable		2,011,346
Receivable from investment adviser for expense reductions		39,114
Other receivables		1,642
Total assets		573,490,266

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,399,212
Distributions payable	26,696
Accrued management fee	200,652
Other payables and accrued expenses	1,468
Total liabilities		2,628,028

Net Assets		$ 570,862,238
Net Assets consist of:
Paid in capital		$ 570,862,248
Accumulated net realized gain (loss) on investments		(10)
Net Assets, for 570,705,076 shares outstanding		$ 570,862,238
Net Asset Value, offering price and redemption price per share ($570,862,238 ÷ 570,705,076 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended November 30, 2003

Investment Income
Interest		$ 6,482,181

Expenses
Management fee	$ 2,496,672
Non-interested trustees' compensation	2,453
Total expenses before reductions	2,499,125
Expense reductions	(561,882)	1,937,243
Net investment income		4,544,938
Net realized gain (loss) on investment securities		236
Net increase in net assets resulting from operations		$ 4,545,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,544,938	$ 6,754,780
Net realized gain (loss)	236	298,174
Net increase (decrease) in net assets resulting from operations	4,545,174	7,052,954
Distributions to shareholders from net investment income	(4,544,938)	(6,754,780)
Distributions to shareholders from net realized gain	(257,130)	-
Total distributions	(4,802,068)	(6,754,780)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	323,817,764	413,410,659
Reinvestment of distributions	4,486,798	6,337,743
Cost of shares redeemed	(328,581,169)	(342,513,375)
Net increase (decrease) in net assets and shares resulting from share transactions	(276,607)	77,235,027
Total increase (decrease) in net assets	(533,501)	77,533,201

Net Assets
Beginning of period	571,395,739	493,862,538
End of period	$ 570,862,238	$ 571,395,739

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.012	.026	.035	.027
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.008	.012	.026	.035	.027
Distributions from net investment income	(.008)	(.012)	(.026)	(.035)	(.027)
Distributions from net realized gain	- D	-	-	-	-
Total distributions	(.008)	(.012)	(.026)	(.035)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.83%	1.23%	2.61%	3.56%	2.78%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.43%	.49%	.50%	.50%
Expenses net of voluntary waivers, if any	.35%	.35%	.48%	.50%	.50%
Expenses net of all reductions	.33%	.31%	.45%	.50%	.50%
Net investment income	.78%	1.22%	2.57%	3.50%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 570,862	$ 571,396	$ 493,863	$ 482,664	$ 498,601

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days

% of fund's investments 11/30/03

% of fund's investments 5/31/03

% of fund's investments 11/30/02

0 - 30	78.2	85.5	69.9
31 - 90	1.2	4.8	1.6
91 - 180	4.7	4.8	7.9
181 - 397	15.9	4.9	20.6
Weighted Average Maturity

11/30/03

5/31/03

11/30/02

Fidelity New Jersey Municipal Money Market Fund	51 Days	31 Days	64 Days
New Jersey Tax-Free Money Market Funds Average*	51 Days	36 Days	49 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2003	As of May 31, 2003
Variable Rate Demand Notes (VRDNs) 67.1%	Variable Rate Demand Notes (VRDNs) 61.7%
Commercial Paper (including CP Mode) 4.6%	Commercial Paper (including CP Mode) 0.0%
Tender Bonds 3.7%	Tender Bonds 4.9%
Municipal Notes 19.8%	Municipal Notes 23.9%
Fidelity Municipal Cash Central Fund 2.2%	Fidelity Municipal Cash Central Fund 6.6%
Other Investments 2.0%	Other Investments 2.6%
Net Other Assets 0.6%	Net Other Assets 0.3%

Current and Historical Seven-Day Yields

	12/1/03	9/1/03	6/2/03	3/3/03	12/2/02
Fidelity New Jersey Municipal Money Market	0.56%	0.38%	0.78%	0.67%	0.75%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investments November 30, 2003

Showing Percentage of Net Assets

Municipal Securities - 99.4%

Principal Amount

Value (Note 1)

New Jersey/Pennsylvania - 5.3%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 5,000,000	$ 5,000,000
Series Merlots 00 K, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(e)	15,265,000	15,265,000
Series MS 00 396, 1.13% (Liquidity Facility Morgan Stanley) (a)(e)	11,510,000	11,510,000
Series PA 606, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,995,000	7,995,000
Series PA 965R, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000,000	5,000,000
Series SG 53, 1.13% (Liquidity Facility Societe Generale) (a)(e)	12,940,000	12,940,000
Series SGA 89, 1.15% (Liquidity Facility Societe Generale) (a)(e)	8,200,000	8,200,000
		65,910,000
Delaware/New Jersey - 0.8%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,930,000	9,930,000
New Jersey - 70.7%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 1.15%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Bernards Township Sewerage Auth. Swr. Rev. Bonds Series 1985, 1.7%, tender 12/15/03 (Liquidity Facility Wachovia Bank NA) (a)	2,125,000	2,125,000
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,895,000	4,895,000
Burlington County Gen. Oblig. BAN:
Series D, 1.1% 6/5/04	8,844,000	8,844,097
Series F, 1.1% 8/6/04	7,958,000	7,960,925
1% 7/16/04	11,500,000	11,505,675
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 1.1%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.12% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	16,565,000	16,565,000
Dover Township BAN 1.1% 12/26/03	10,380,000	10,380,349
Municipal Securities - continued

Principal Amount

Value (Note 1)

New Jersey - continued
Englewood Gen. Oblig. BAN:
1.5% 7/9/04	$ 4,550,500	$ 4,564,686
1.75% 7/9/04	6,270,000	6,298,483
Essex County Gen. Oblig. TAN 1% 12/15/03	25,000,000	25,000,736
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series MS 860, 1.1% (Liquidity Facility Morgan Stanley) (a)(e)	7,495,000	7,495,000
Hamilton Township Mercer County BAN 1.75% 10/14/04	18,700,000	18,814,870
Howell Township Gen. Oblig. TAN 1.25% 3/8/04	10,000,000	10,008,509
Metuchen Gen. Oblig. BAN 1.75% 4/28/04	7,220,000	7,238,892
Montclair Township Gen. Oblig. BAN 1.75% 4/8/04	7,905,000	7,922,902
Montville Township Gen. Oblig. BAN 1.75% 10/1/04	5,000,000	5,028,833
New Jersey Bldg. Auth. Bldg. Rev. Participating VRDN Series PT 1806, 1.1% (Liquidity Facility WestLB AG) (a)(e)	5,885,000	5,885,000
New Jersey Econ. Dev. Auth. Participating VRDN Series MSTC 9057, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,990,000	6,990,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Encap Golf Hldgs. LLC Proj.):
Series 2001 A, 1.13%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(d)	4,600,000	4,600,000
Series 2001 B, 1.12%, LOC Bayerische Landesbank Girozentrale, VRDN (a)(d)	4,400,000	4,400,000
(Int'l. Processing Corp. Proj.) 1.2%, LOC Bank of America NA, VRDN (a)(d)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Market Transition Facility Rev. Participating VRDN Series ROC II R199, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,215,000	6,215,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
Bonds Series MS 00 371, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (a)(e)(f)	21,070,000	21,070,000
Participating VRDN Series MS 98 161, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
(E.P. Henry Corp. Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	430,000	430,000
(Jewish Home Rockleigh Proj.) Series B, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	9,675,000	9,675,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Participating VRDN:
Series FRRI 01 N10, 1.17% (Liquidity Facility Bank of New York NA) (a)(e)	7,035,000	7,035,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Participating VRDN:
Series Merlots A41, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 5,600,000	$ 5,600,000
Series PT 1801, 1.1% (Liquidity Facility WestLB AG) (a)(e)	1,000,000	1,000,000
Series ROC II R4523, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,215,000	5,215,000
(LPS Inds. Proj.) 1.23%, LOC Wachovia Bank NA, VRDN (a)(d)	5,790,000	5,790,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
Bonds (Dallas Airmotive, Inc. Proj.) Series 2000, 1.15%, tender 12/1/03, LOC Bayerische Landesbank Girozentrale (a)(d)	5,780,000	5,780,000
(Port Newark Container LLC Proj.) 1.13%, LOC Citibank NA, New York, VRDN (a)(d)	39,300,000	39,300,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series 2001 A, 1.12%, LOC Wachovia Bank NA, VRDN (a)(d)	11,300,000	11,300,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MS 00 417, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	3,860,000	3,860,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series PT 1556, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,670,000	5,670,000
New Jersey Gen. Oblig.:
Bonds 5.5% 2/15/04	1,200,000	1,211,212
Participating VRDN:
Series 2003 B, 1.12% (Liquidity Facility Bank of America NA) (a)(e)	4,635,000	4,635,000
Series EGL 03 0005, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	21,095,000	21,095,000
Series FRRI L8, 1.22% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,950,000	9,950,000
Series LB 03 L35J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	6,625,000	6,625,000
Series LB 03 L36J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	10,075,000	10,075,000
Series MS 01 549, 1.1% (Liquidity Facility Morgan Stanley) (a)(e)	13,415,000	13,415,000
Series MSTC 01 174, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	2,600,000	2,600,000
Series PA 703, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	18,260,000	18,260,000
TRAN 2% 6/25/04	62,300,000	62,636,833
Municipal Securities - continued

Principal Amount

Value (Note 1)

New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Bonds:
Series B, 1.1% 10/1/04 (d)	$ 3,000,000	$ 3,000,000
Series DD, 1.05% 4/1/04	6,665,000	6,665,000
Series EE, 1.1% 4/1/04 (d)	11,000,000	11,000,000
Participating VRDN:
Series 1999 V, 1.17% (Liquidity Facility Bank of America NA) (a)(d)(e)	6,765,000	6,765,000
Series Merlots 00 A2, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	2,005,000	2,005,000
Series PA 117, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	355,000	355,000
Series PT 118, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,505,000	3,505,000
Series PT 1289, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,700,000	1,700,000
Series PT 456, 1.13% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	4,320,000	4,320,000
Series PT 635, 1.13% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	3,940,000	3,940,000
New Jersey Sports & Exposition Auth. Contract Rev. Series B1, 1.1% (MBIA Insured), VRDN (a)	6,900,000	6,900,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.13% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	37,220,000	37,220,000
Series EGL 00 3001, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	17,315,000	17,315,000
Series EGL 00 3002, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	2,000,000	2,000,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 0041, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	4,100,000	4,100,000
Series EGL 030047, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	12,640,000	12,640,000
Series FRRI 02 L30J, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	16,630,000	16,630,000
Series Merlots 00 EEE, 1.17% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,100,000	5,100,000
Series PA 613, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	2,000,000	2,000,000
Series PA 668, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN: - continued
Series PA 670, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 6,345,000	$ 6,345,000
Series PT 1799, 1.13% (Liquidity Facility WestLB AG) (a)(e)	6,040,000	6,040,000
Series PT 1906, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,325,000	5,325,000
Series PT 747, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,500,000	3,500,000
Series Putters 155, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,995,000	7,995,000
Series ROC II R4032, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,835,000	2,835,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 1.12% (Liquidity Facility Bank of America NA) (a)(e)	3,500,000	3,500,000
Series EGL 030034, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	17,100,000	17,100,000
Series EGL 030035, 1.13% (Liquidity Facility Citibank NA, New York) (a)(e)	11,800,000	11,800,000
Series MS 00 224, 1.1% (Liquidity Facility Morgan Stanley) (a)(e)	4,100,000	4,100,000
Series PA 646, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,020,000	5,020,000
Series PA 937R, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	8,165,000	8,165,000
Series PT 1204, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000,000	5,000,000
Series PT 1723, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,600,000	2,600,000
Series PT 1751, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,990,000	6,990,000
Series PT 1940, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,995,000	9,995,000
Series ROC 4040, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,155,000	7,155,000
Series ROC II R146, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	7,495,000	7,495,000
Series ROC II R221, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,000,000	5,000,000
North Brunswick Township Gen. Oblig. BAN 1.5% 12/19/03	5,000,000	5,000,980
Princeton Township Gen. Oblig. BAN:
1.5% 6/18/04	8,962,000	8,983,609
Municipal Securities - continued

Principal Amount

Value (Note 1)

New Jersey - continued
Princeton Township Gen. Oblig. BAN: - continued
1.625% 4/16/04	$ 7,192,000	$ 7,206,780
Randolph Township Gen. Oblig. BAN 1.75% 9/8/04	8,260,000	8,305,310
Readington Township Gen. Oblig. BAN 2.125% 2/10/04	5,200,000	5,209,943
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev.:
Bonds Series MS 00 381, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley) (a)(e)(f)	2,495,000	2,495,000
Participating VRDN Series MS 00 380, 1.1% (Liquidity Facility Morgan Stanley) (a)(e)	19,420,000	19,420,000
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 1.75% (Wyeth Guaranteed), VRDN (a)	6,400,000	6,400,000
Univ. of Medicine & Dentistry Series 2002 B, 1.1% (AMBAC Insured), VRDN (a)	34,425,000	34,425,000
Woodbridge Township Gen. Oblig. BAN 1.4% 7/8/04	27,000,000	27,067,746
		879,021,370
New York & New Jersey - 17.4%
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series FRRI 00 N18, 1.17% (Liquidity Facility Bank of New York NA) (a)(d)(e)	10,000,000	10,000,000
Series MS 00 243, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,650,000	1,650,000
Series MS 00 331, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	630,000	630,000
Series MS 00 353, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	5,870,000	5,870,000
Series MS 98 157, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,790,000	1,790,000
Series PT 1755, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,180,000	6,180,000
Series Putters 192, 1.18% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	21,695,000	21,695,000
Series Putters 278, 1.18% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	14,135,000	14,135,000
Series 1R, 1.13% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)(d)	2,500,000	2,500,000
Port Auth. of New York & New Jersey:
Bonds:
Series PA 1171R, 1.1%, tender 1/22/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	5,100,000	5,100,000
Series PT 418, 1.1%, tender 1/22/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	4,000,000	4,000,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Bonds:
Series PT 440, 1.1%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	$ 4,605,000	$ 4,605,000
Series TT, 3.625% 4/15/04	3,250,000	3,281,237
Participating VRDN:
Series Floaters 01 693, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	7,755,000	7,755,000
Series MS 01 701, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)(e)	4,995,000	4,995,000
Series PT 1596, 1.15% (Liquidity Facility WestLB AG) (a)(d)(e)	5,565,000	5,565,000
Series Putters 153, 1.18% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000,000	2,000,000
Series Putters 177, 1.18% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,600,000	4,600,000
Series ROC II R43, 1.18% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	7,015,000	7,015,000
Series SG 96 52, 1.15% (Liquidity Facility Societe Generale) (a)(d)(e)	7,485,000	7,485,000
Series 1991, 1.18%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1992, 1.15%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 4, 1.18%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 1995, 1.18%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1997 1A, 1.18%, VRDN (a)	2,800,000	2,800,000
Series A:
0.85% 12/11/03, CP (d)	12,030,000	12,030,000
0.88% 12/8/03, CP (d)	32,800,000	32,800,000
Series B:
0.9% 12/12/03, CP	3,000,000	3,000,000
1.05% 12/16/03, CP	10,000,000	10,000,000
		216,981,237
Puerto Rico - 3.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 03 A44, 1.14% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,000,000	8,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series MS 843, 1.1% (Liquidity Facility Morgan Stanley) (a)(e)	5,500,000	5,500,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN 1.14% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,725,000	2,725,000
Municipal Securities - continued

Principal Amount

Value (Note 1)

Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 01 846, 1.13% (Liquidity Facility Morgan Stanley) (a)(e)	$ 2,300,000	$ 2,300,000
Series Putters 147, 1.13% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,660,000	3,660,000
Series ROC II R179, 1.13% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,995,000	2,995,000
Series SGA 43, 1.1% (Liquidity Facility Societe Generale) (a)(e)	6,900,000	6,900,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 01 808, 1.1% (Liquidity Facility Morgan Stanley) (a)(e)	5,200,000	5,200,000
		37,280,000

Shares

Other - 2.2%
Fidelity Municipal Cash Central Fund, 1.16% (b)(c)	27,845,380	27,845,380
TOTAL INVESTMENT PORTFOLIO - 99.4%		1,236,967,987
NET OTHER ASSETS - 0.6%		6,882,100
NET ASSETS - 100%		$ 1,243,850,087
Total Cost for Income Tax Purposes $ 1,236,967,987
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,770,000 or 6.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Bonds Series MS 00 371, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	8/8/02	$ 21,070,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series PA 613, 1.13% (Liquidity Facility Merrill Lynch & Co., Inc.)	11/13/03	$ 2,000,000
Port Auth. of New York & New Jersey Bonds: Series PA 1171R, 1.1%, tender 1/22/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/24/03	$ 5,100,000
Series PT 418, 1.1%, tender 1/22/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	6/29/00	$ 4,000,000
Series PT 440, 1.1%, tender 4/29/04 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/13/00	$ 4,605,000
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey: Series 1991, 1.18%, VRDN	6/18/91	$ 8,800,000
Series 1992, 1.15%, VRDN	2/14/92	$ 6,800,000
Series 1995 4, 1.18%, VRDN	8/9/02	$ 10,500,000
Series 1995, 1.18%, VRDN	9/15/95	$ 9,400,000
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds Series MS 00 381, 1.1%, tender 8/5/04 (Liquidity Facility Morgan Stanley)	7/31/02	$ 2,495,000
Income Tax Information
The fund hereby designates approximately $397,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	November 30, 2003

Assets
Investment in securities, at value - See accompanying schedule		$ 1,236,967,987
Receivable for fund shares sold		10,487,760
Interest receivable		4,007,395
Prepaid expenses		6,306
Other receivables		2,055
Total assets		1,251,471,503

Liabilities
Payable to custodian bank	$ 19,544
Payable for fund shares redeemed	7,036,375
Distributions payable	8,216
Accrued management fee	391,062
Other affiliated payables	136,168
Other payables and accrued expenses	30,051
Total liabilities		7,621,416

Net Assets		$ 1,243,850,087
Net Assets consist of:
Paid in capital		$ 1,243,717,287
Accumulated net realized gain (loss) on investments		132,800
Net Assets, for 1,243,338,315 shares outstanding		$ 1,243,850,087
Net Asset Value, offering price and redemption price per share ($1,243,850,087 ÷ 1,243,338,315 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended November 30, 2003

Investment Income
Interest		$ 14,268,973

Expenses
Management fee	$ 4,872,955
Transfer agent fees	1,495,579
Accounting fees and expenses	156,250
Non-interested trustees' compensation	6,374
Custodian fees and expenses	19,780
Registration fees	23,503
Audit	46,567
Legal	11,404
Miscellaneous	44,298
Total expenses before reductions	6,676,710
Expense reductions	(224,743)	6,451,967
Net investment income		7,817,006
Net realized gain (loss) on investment securities		257,712
Net increase in net assets resulting from operations		$ 8,074,718

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2003	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,817,006	$ 12,529,779
Net realized gain (loss)	257,712	466,646
Net increase (decrease) in net assets resulting from operations	8,074,718	12,996,425
Distributions to shareholders from net investment income	(7,817,006)	(12,529,779)
Distributions to shareholders from net realized gain	(311,617)	-
Total distributions	(8,128,623)	(12,529,779)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,699,127,253	2,761,354,741
Reinvestment of distributions	8,030,046	12,302,876
Cost of shares redeemed	(2,705,501,631)	(2,650,607,322)
Net increase (decrease) in net assets and shares resulting from share transactions	1,655,668	123,050,295
Total increase (decrease) in net assets	1,601,763	123,516,941

Net Assets
Beginning of period	1,242,248,324	1,118,731,383
End of period	$ 1,243,850,087	$ 1,242,248,324

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.010	.025	.034	.026
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.006	.010	.025	.034	.026
Distributions from net investment income	(.006)	(.010)	(.025)	(.034)	(.026)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.006)	(.010)	(.025)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.64%	1.05%	2.55%	3.50%	2.68%
Ratios to Average Net Assets B
Expenses before expense reductions	.52%	.52%	.53%	.55%	.58%
Expenses net of voluntary waivers, if any	.52%	.52%	.53%	.55%	.58%
Expenses net of all reductions	.50%	.48%	.48%	.55%	.58%
Net investment income	.61%	1.04%	2.49%	3.47%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,243,850	$ 1,242,248	$ 1,118,731	$ 926,551	$ 697,926

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2003

1. Significant Accounting Policies.

Spartan New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New Jersey. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income and realized gain for income tax purposes. There were no significant book-to-tax differences during the period for the money market funds. Capital accounts within the income fund's financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains, prior period premium and discount on debt securities, market discount, and losses deferred due to futures transactions.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 32,169,553
Unrealized depreciation	(552,361)
Net unrealized appreciation (depreciation)	31,617,192
Undistributed ordinary income	1,842,625
Undistributed long-term capital gain	6,358,653

Cost for federal income tax purposes	$ 502,863,365

The tax character of distributions paid for the income fund was as follows:

	November 30, 2003	November 30, 2002
Tax-exempt Income	$ 23,508,344	$ 22,828,313
Ordinary Income	101,146	453,503
Long-term Capital Gains	3,184,529	1,991,315
Total	$ 26,794,019	$ 25,273,131

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

2. Operating Policies.

Annual Report

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Notes to Financial Statements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan New Jersey Municipal Income Fund	.25%	.13%	.38%
Fidelity New Jersey Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan New Jersey Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New Jersey Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.12%

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New Jersey Municipal Money Market Fund	$ 319,211
Fidelity New Jersey Municipal Money Market Fund	887,864

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan New Jersey Municipal Money Market Fund	.35%	$ 465,312

Through arrangements with the income fund's and Fidelity New Jersey Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Spartan New Jersey Municipal Income Fund	$ 9,164	$ 36,621
Fidelity New Jersey Municipal Money Market Fund	18,623	206,120

In addition, through an arrangement with Spartan New Jersey Municipal Money Market Fund's custodian and transfer agent, $96,570 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan New Jersey Municipal Income Fund, Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan New Jersey Municipal Income Fund (a fund of Fidelity Court Street Trust) and Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (funds of Fidelity Court Street Trust II) at November 30, 2003 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2004

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 291 funds advised by FMR or an affiliate. Mr. McCoy oversees 293 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of New Jersey Municipal Money Market (2001), Spartan New Jersey Municipal Money Market (2001), and Spartan New Jersey Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Donald J. Kirk (71)

Year of Election or Appointment: 1987 or 1991

Trustee of Fidelity Court Street Trust (1987) and Fidelity Court Street Trust II (1991). Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (57)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (70)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Ms. Small may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors (1998-1999) of Scudder Kemper Investments. In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Dwight D. Churchill (49)

Year of Election or Appointment: 1997 or 2000

Vice President of New Jersey Municipal Money Market (2000), Spartan New Jersey Municipal Money Market (2000), and Spartan New Jersey Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Spartan New Jersey Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (55)

Year of Election or Appointment: 2002

Vice President of New Jersey Municipal Money Market and Spartan New Jersey Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

James K. Miller (40)

Year of Election or Appointment: 2002

Vice President of New Jersey Municipal Money Market and Spartan New Jersey Municipal Money Market. Mr. Miller is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller served as a municipal bond credit analyst, taxable credit analyst, and portfolio manager for Fidelity Investments.

Eric D. Roiter (55)

Year of Election or Appointment: 1998

Secretary of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)

Year of Election or Appointment: 2003

Assistant Secretary of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)

Year of Election or Appointment: 1987, 1988 or 1990

Assistant Treasurer of New Jersey Municipal Money Market (1988), Spartan New Jersey Municipal Money Market (1990), and Spartan New Jersey Municipal Income (1987). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)

Year of Election or Appointment: 2002

Assistant Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Thomas J. Simpson (45)

Year of Election or Appointment: 1996

Assistant Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities.

Fund	Pay Date	Record Date	Capital Gains
Spartan New Jersey Municipal Income Fund	1/12/04 12/22/03	1/09/04 12/19/03	$0.01 $0.13

During fiscal year ended 2003, 100% of each fund's income dividends were free from federal income tax, and 15.57%, 18.53% and 30.15% of Spartan New Jersey Municipal Income Fund's, Spartan New Jersey Municipal Money Market Fund's and Fidelity New Jersey Municipal Money Market Fund's, respectively, income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)

1-800-544-5555

Automated line for quickest service

NJN-UANN-0104
1.786715.100

Item 2. Code of Ethics

As of the end of the period, November 30, 2003, the Fidelity Court Street Trust II has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Court Street Trust II has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	January 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 23, 2004